UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-07660

Name of Fund: BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Massachusetts Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2020

Date of reporting period: 02/29/2020

Item 1 – Report to Stockholders

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock Massachusetts Tax-Exempt Trust (MHE)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Quality Trust (BSE)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call Computershare at (800) 699-1236 to request that you continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC or its affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as threat from the coronavirus became more apparent throughout February 2020, which led China to take economically disruptive countermeasures, equity prices fell sharply. Now that the virus has spread around the globe and an economic downturn appears to be inevitable, investors are faced with the question of how long and how deep it will be.

Returns for most securities were robust for the first eleven months of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. While the coronavirus-related downturn negatively impacted all equity types, U.S. large cap-stocks still achieved positive returns for the reporting period due to the strength of their prior gains. However, U.S. small-cap, international, and emerging market equities all ended the reporting period with negative performance.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Returns were further bolstered late in the reporting period as investors moved towards relatively lower-risk bonds, which drove the yield on the 10-year Treasury, a bond market bellwether, to a 10-year low.

Continuing the shift toward looser monetary policy that began in early 2019, the U.S. Federal Reserve (the “Fed”) increased efforts to stimulate economic activity. The Fed reduced interest rates three times during the reporting period, from July 2019 to October 2019, while the European Central Bank also increased monetary stimulus, and the Bank of Japan continued to provide extensive monetary stimulus. Following the market downturn, investors were hopeful that central banks would intervene to further support the financial system.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. For the near term, however, the disruption is likely to act as a further drag on corporate earnings, following flat earnings growth in 2019. A coordinated monetary and fiscal response will be necessary to help businesses and individuals through the crisis, and hopeful signs have emerged on this front in the United States and abroad. If measures are taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the ability to quickly provide monetary and fiscal stimulus. In bonds, we favor U.S. Treasuries over other government bonds, but maintain a neutral stance overall, and see risks that Treasuries offer a diminishing buffer from equity market selloffs.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2020
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	1.92%	8.19%
U.S. small cap equities (Russell 2000® Index)	(0.52)	(4.92)
International equities (MSCI Europe, Australasia, Far East Index)	(0.91)	(0.57)
Emerging market equities (MSCI Emerging Markets Index)	2.93	(1.88)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.92	2.18
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	4.07	16.75
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.39	11.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.85	8.94
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.56	6.10
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Municipal Market Overview  For the Reporting Period Ended February 29, 2020

Municipal Market Conditions

Municipal bonds posted strong total returns during the period, buoyed by a combination of rallying interest rates and a favorable technical backdrop. Interest rates moved lower in 2019 as the Fed turned more dovish on the back of slowing global growth and trade uncertainties, indicated a commitment to sustain the current economic expansion, and executed a mid-cycle adjustment consisting of three 0.25% rate cuts. This dynamic was compounded in early 2020 as elevated event risks, led by a coronavirus epidemic, spurred a flight to quality and pushed interest rates to new all-time lows. At the same

S&P Municipal Bond Index
Total Returns as of February 29, 2020
6 months: 2.85%
12 months: 8.94%

time, municipal technicals remained supportive with historically robust demand outpacing supply. During the 12 months ended February 29, 2020, municipal bond funds experienced net inflows totaling $97 billion (based on data from the Investment Company Institute). Broadly, investors favored the tax-exempt income, diversification, quality, and value of municipal bonds given that tax reform ultimately lowered the top individual tax rate just 2.6% while eliminating deductions. For the same 12-month period, total new issuance was elevated from a historical perspective at $424 billion, but was boosted by robust taxable municipal supply. Taxable municipal issuance picked up late in 2019, as issuers advance refunded tax-exempt debt using taxable municipal bonds for cost savings. While increasing issuance totals, this dynamic ultimately shrinks the size of the tax-exempt market and provides a positive technical tailwind for the natural buyer of the asset class.

A Closer Look at Yields

From February 28, 2019 to February 29, 2020, yields on AAA-rated 30-year municipal bonds decreased by 146 basis points (“bps”) from 2.98% to 1.52%, while ten-year rates decreased by 117 bps from 2.10% to 0.93% and five-year rates decreased by 94 bps from 1.67% to 0.73% (as measured by Thomson Municipal Market Data). As a result, the municipal yield curve flattened over the 12-month period with the spread between two- and 30-year maturities flattening by 61 bps, compared to 22 bps of steepening in the comparable U.S. Treasury curve.

During the same time period, tax-exempt municipal bonds modestly underperformed duration matched U.S. Treasuries, most notably in the front and intermediate part of the yield curve. However, relative valuations remained broadly stretched versus history. Given that the corporate tax rate was lowered much more than the individual rate, institutions have less incentive to own tax-exempt municipal bonds, while individuals are more incentivized. In a more retail-driven market, lower municipal-to-Treasury ratios are likely sustainable as individuals are focused more on generating tax-free income and less concerned with relative valuations. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

Most states and localities are on solid footing as tax receipts are increasing steadily and spending levels are rebounding from post-recession lows. Rising healthcare expenditures and legacy pension costs are plaguing a handful of high-profile credits. Essential service revenue bonds continue to benefit from deleveraging. Several private-public-partnerships and off-balance sheet projects have made headlines for cost-overruns that are calling into question their value-add. More caution is warranted in the non-profit sectors, especially less-selective private education credits that are dealing with competitive pressures and are burdened with outsized debt. Merger and acquisition activity has been elevated in the hospital sector, providing opportunities to generate performance. Additionally, high yield remains an important driver of performance. BlackRock maintains the view that municipal bond defaults will remain minimal and the overall market is fundamentally sound. However, we continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of February 29, 2020 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The S&P Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed each Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if each Trust had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that each Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under the TOB Trust (including accrued interest), then the TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	5

Trust Summary as of February 29, 2020	BlackRock Maryland Municipal Bond Trust

Trust Overview

BlackRock Maryland Municipal Bond Trust’s (BZM) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income taxes and Maryland personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Maryland personal income taxes. The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the Trust’s investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2020 ($17.50)(a)	2.71%
Tax Equivalent Yield(b)	5.07%
Current Monthly Distribution per Common Share(c)	$0.0395
Current Annualized Distribution per Common Share(c)	$0.4740
Leverage as of February 29, 2020(d)	36%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 46.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BZM(a)(b)	23.19%	3.46%
Lipper Other States Municipal Debt Funds(c)	2.98	3.70

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

The Trust’s use of leverage aided results by enhancing income and amplifying the effect of rising prices. Positions in bonds with maturities of 20 years and above also helped results given the strong outperformance of longer-term debt. BBB rated securities were additional contributors of note, as were those rated below investment grade. At the sector level, the Trust benefited from its positions in health care and education issues.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock Maryland Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$17.50	$14.42	21.36%	$18.74	$13.86
Net Asset Value	15.91	15.61	1.92	15.92	15.27

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

SECTOR ALLOCATION

Sector	02/29/20	08/31/19
Health	28%	29%
County/City/Special District/School District	21	19
Transportation	13	13
Education	13	14
Housing	11	11
Utilities	10	10
State	2	2
Tobacco	1	1
Corporate	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (b)

Calendar Year Ended December 31,
2020	2%
2021	6
2022	2
2023	1

(b)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	02/29/20	08/31/19
AAA/Aaa	6%	6%
AA/Aa	24	31
A	27	25
BBB/Baa	11	13
BB/Ba	1	2
CC	1	1
N/R	30	22

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

TRUST SUMMARY	7

Trust Summary as of February 29, 2020	BlackRock Massachusetts Tax-Exempt Trust

Trust Overview

BlackRock Massachusetts Tax-Exempt Trust’s (MHE) (the “Trust”) investment objective is to provide as high a level of current income exempt from both regular U.S. federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in Massachusetts tax-exempt obligations (including bonds, notes and capital lease obligations). The Trust invests, under normal market conditions, at least 80% of its assets in obligations that are rated investment grade at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. Under normal market conditions, the Trust invests its assets so that at least 80% of the income generated by the Trust is exempt from U.S. federal income taxes, including U.S. federal alternative minimum tax, and Massachusetts personal income taxes. The Trust invests primarily in long term municipal obligations with maturities of more than ten years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 29, 2020 ($13.37)(a)	3.59%
Tax Equivalent Yield(b)	6.62%
Current Monthly Distribution per Common Share(c)	$0.0400
Current Annualized Distribution per Common Share(c)	$0.4800
Leverage as of February 29, 2020(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 45.80%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
MHE(a)(b)	5.01%	3.88%
Lipper Other States Municipal Debt Funds(c)	2.98	3.70

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

The Trust’s use of leverage aided results by enhancing income and amplifying the effect of rising prices. Positions in bonds with maturities of 20 years and above also helped results given the strong outperformance of longer-term debt. Allocations to AA, BBB and non-rated securities were additional contributors of note. At the sector level, the Trust benefited from its positions in education, tax-backed and health care issues.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock Massachusetts Tax-Exempt Trust

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$13.37	$12.96	3.16%	$15.35	$12.96
Net Asset Value	14.42	14.13	2.05	14.42	13.79

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

SECTOR ALLOCATION

Sector	02/29/20	08/31/19
Education	47%	42%
State	22	20
Transportation	11	15
Health	9	14
Housing	7	4
Tobacco	2	2
County/City/Special District/School District	1	2
Utilities	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (b)

Calendar Year Ended December 31,
2020	9%
2021	8
2022	16
2023	1
2024	3

(b)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	02/29/20	08/31/19
AAA/Aaa	5%	6%
AA/Aa	59	55
A	10	12
BBB/Baa	16	16
B/B	—	1
CC	—	1
N/R	10	9

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

TRUST SUMMARY	9

Trust Summary as of February 29, 2020	BlackRock MuniHoldings New York Quality Fund, Inc.

Trust Overview

BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade (as rated or, if unrated, considered to be of comparable quality at the time of investment by the Trust’s investment adviser) New York municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Trust. At all times, except during temporary defensive periods, the Trust invests at least 65% of its assets in New York Municipal Bonds. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. Effective July 31, 2019, the Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 29, 2020 ($14.00)(a)	3.81%
Tax Equivalent Yield(b)	7.56%
Current Monthly Distribution per Common Share(c)	$0.0445
Current Annualized Distribution per Common Share(c)	$0.5340
Leverage as of February 29, 2020(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 49.62%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
MHN(a)(b)	3.87%	4.08%
Lipper New York Municipal Debt Funds(c)	2.78	4.01

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Trends in the New York market reflected those on the national level, with falling yields, strong inflows and limited new-issue supply. While the state underperformed the broader U.S. market, it still produced a solid return as investors in high-tax states continued to seek shelter in tax-exempt bonds.

The Trust’s use of leverage aided results by enhancing income and amplifying the effect of rising prices. Positions in the tax-backed, transportation and housing sectors also contributed to performance.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock MuniHoldings New York Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$14.00	$13.74	1.89%	$14.33	$13.22
Net Asset Value	15.63	15.31	2.09	15.64	14.88

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

SECTOR ALLOCATION

Sector	02/29/20	08/31/19
Transportation	25%	24%
County/City/Special District/School District	22	21
Education	13	15
State	12	12
Utilities	12	12
Housing	7	7
Health	5	5
Corporate	2	2
Tobacco	2	2

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2020	2%
2021	5
2022	4
2023	4

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	02/29/20	08/31/19
AAA/Aaa	11%	7%
AA/Aa	56	58
A	21	25
BBB/Baa	7	6
BB/Ba	1	—
N/R(b)	4	4

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2% and 3%, respectively, of the Trust’s total investments.

TRUST SUMMARY	11

Trust Summary as of February 29, 2020	BlackRock New York Municipal Bond Trust

Trust Overview

BlackRock New York Municipal Bond Trust’s (BQH) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income taxes and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2020 ($15.85)(a)	3.63%
Tax Equivalent Yield(b)	7.21%
Current Monthly Distribution per Common Share(c)	$0.0480
Current Annualized Distribution per Common Share(c)	$0.5760
Leverage as of February 29, 2020(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 49.62%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BQH(a)(b)	8.10%	4.12%
Lipper New York Municipal Debt Funds(c)	2.78	4.01

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Trends in the New York market reflected those on the national level, with falling yields, strong inflows and limited new-issue supply. While the state underperformed the broader U.S. market, it still produced a solid return as investors in high-tax states continued to seek shelter in tax-exempt bonds.

Holdings in longer-dated securities with maturities of greater than 20 years generated the strongest returns, as longer-term bonds outpaced short-term issues. The Trust’s use of leverage also aided results by enhancing income and amplifying the effect of rising prices. The Trust further benefited from its positions in the project finance and state tax-backed sectors, as well as its holdings in Puerto Rico sales tax bonds.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher. Positions in pre-refunded bonds and short duration issues, while producing positive absolute returns, lagged somewhat in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock New York Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$15.85	$14.94	6.09%	$15.95	$14.56
Net Asset Value	16.85	16.49	2.18	16.86	16.04

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

SECTOR ALLOCATION

Sector	02/29/20	08/31/19
County/City/Special District/School District	23%	25%
Education	17	18
Transportation	17	17
Utilities	13	13
State	9	8
Health	8	8
Housing	6	5
Corporate	4	4
Tobacco	3	2

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2020	6%
2021	18
2022	14
2023	9
2024	5

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	02/29/20	08/31/19
AAA/Aaa	8%	5%
AA/Aa	51	55
A	21	20
BBB/Baa	5	4
BB/Ba	2	2
B	1	1
CC/Ca	1	—
N/R(b)	11	13

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 3% of the Trust’s total investments.

TRUST SUMMARY	13

Trust Summary as of February 29, 2020	BlackRock New York Municipal Income Quality Trust

Trust Overview

BlackRock New York Municipal Income Quality Trust’s (BSE) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income tax, including the alternative minimum tax, and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing at least 80% of its managed assets in municipal obligations exempt from U.S. federal income taxes (including the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests primarily in municipal bonds that are investment grade quality at the time of investment or, if unrated, are determined to be of comparable quality at the time of investment by the Trust’s investment adviser. Effective July 31, 2019, the Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2020 ($13.66)(a)	3.56%
Tax Equivalent Yield(b)	7.07%
Current Monthly Distribution per Common Share(c)	$0.0405
Current Annualized Distribution per Common Share(c)	$0.4860
Leverage as of February 29, 2020(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 49.62%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BSE(a)(b)	0.30%	3.55%
Lipper New York Municipal Debt Funds(c)	2.78	4.01

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Trends in the New York market reflected those on the national level, with falling yields, strong inflows and limited new-issue supply. While the state underperformed the broader U.S. market, it still produced a solid return as investors in high-tax states continued to seek shelter in tax-exempt bonds.

Holdings in longer-dated securities with maturities of greater than 20 years generated the strongest returns, as longer-term bonds outpaced short-term issues. The Trust’s use of leverage also aided results by enhancing income and amplifying the effect of rising prices. The Trust further benefited from its positions in the state tax-backed and transportation sectors, as well as its holdings in Puerto Rico sales tax bonds.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher. Positions in pre-refunded bonds and short duration issues, while producing positive absolute returns, lagged somewhat in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock New York Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$13.66	$13.86	(1.44)%	$14.17	$13.34
Net Asset Value	15.61	15.34	1.76	15.62	14.92

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

SECTOR ALLOCATION

Sector	02/29/20	08/31/19
County/City/Special District/School District	21%	22%
Education	20	21
Transportation	17	16
Utilities	15	15
State	13	13
Health	7	7
Housing	5	4
Tobacco	2	2

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2020	4%
2021	19
2022	7
2023	11
2024	10

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	02/29/20	08/31/19
AAA/Aaa	7%	6%
AA/Aa	55	62
A	26	21
BBB/Baa	5	5
N/R(b)	7	6

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 2% of the Trust’s total investments.

TRUST SUMMARY	15

Trust Summary as of February 29, 2020	BlackRock New York Municipal Income Trust II

Trust Overview

BlackRock New York Municipal Income Trust II’s (BFY) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2020 ($14.37)(a)	4.09%
Tax Equivalent Yield(b)	8.12%
Current Monthly Distribution per Common Share(c)	$0.0490
Current Annualized Distribution per Common Share(c)	$0.5880
Leverage as of February 29, 2020(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 49.62%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)

The monthly distribution per Common Share, declared on March 2, 2020, was increased to $0.0505 per share. The yield on closing market price, tax equivalent yield, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BFY(a)(b)	3.19%	3.83%
Lipper New York Municipal Debt Funds(c)	2.78	4.01

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Trends in the New York market reflected those on the national level, with falling yields, strong inflows and limited new-issue supply. While the state underperformed the broader U.S. market, it still produced a solid return as investors in high-tax states continued to seek shelter in tax-exempt bonds.

Holdings in longer-dated securities with maturities of greater than 20 years generated the strongest returns, as longer-term bonds outpaced short-term issues. The Trust’s use of leverage also aided results by enhancing income and amplifying the effect of rising prices. The Trust further benefited from its positions in the state tax-backed and transportation sectors, as well as its holdings in Puerto Rico sales tax bonds.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher. Positions in pre-refunded bonds and short duration issues, while producing positive absolute returns, lagged somewhat in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock New York Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$14.37	$14.21	1.13%	$15.75	$13.80
Net Asset Value	16.20	15.92	1.76	16.23	15.51

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

SECTOR ALLOCATION

Sector	02/29/20	08/31/19
County/City/Special District/School District	22%	26%
Transportation	21	19
Education	13	13
State	13	12
Utilities	12	11
Health	7	7
Housing	6	5
Corporate	4	4
Tobacco	2	3

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2020	6%
2021	20
2022	6
2023	14
2024	8

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	02/29/20	08/31/19
AAA/Aaa	7%	5%
AA/Aa	52	50
A	25	27
BBB/Baa	4	6
BB/Ba	1	2
B	2	1
CC	—	1
N/R(b)	9	8

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 2% of the Trust’s total investments.

TRUST SUMMARY	17

Trust Summary as of February 29, 2020	BlackRock Virginia Municipal Bond Trust

Trust Overview

BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax and Virginia personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Virginia personal income taxes. The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2020 ($16.25)(a)	3.36%
Tax Equivalent Yield(b)	6.29%
Current Monthly Distribution per Common Share(c)	$0.0455
Current Annualized Distribution per Common Share(c)	$0.5460
Leverage as of February 29, 2020(d)	40%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 46.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BHV(a)(b)	(0.07)%	3.15%
Lipper Other States Municipal Debt Funds(c)	2.98	3.70

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s premium to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

The Trust’s use of leverage also aided results by enhancing income and amplifying the effect of rising prices. Positions in bonds with maturities of 20 years and above also helped results given the strong outperformance of longer-term debt. AA rated securities were additional contributors of note, as were those rated below investment grade. At the sector level, the Trust benefited from its positions in local tax-backed, health care and state tax-backed issues.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock Virginia Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$16.25	$16.54	(1.75)%	$18.06	$15.86
Net Asset Value	15.86	15.64	1.41	15.86	15.25

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

SECTOR ALLOCATION

Sector	02/29/20	08/31/19
Health	28%	28%
Transportation	25	27
County/City/Special District/School District	14	18
Education	13	12
Housing	7	4
Utilities	5	5
Tobacco	4	3
State	4	3

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2020	15%
2021	5
2022	12
2023	6
2024	4

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	02/29/20	08/31/19
AAA/Aaa	10%	12%
AA/Aa	47	38
A	7	8
BBB/Baa	7	5
BB/Ba	2	1
B	3	3
C	—	1
N/R(b)	24	32

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents 6% and 9%, respectively, of the Trust’s total investments.

TRUST SUMMARY	19

Schedule of Investments (unaudited) February 29, 2020	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 136.2%

California — 1.6%

Tobacco — 1.6%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$500	$531,390

Maryland — 129.2%

Corporate — 1.0%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	320	326,538

County/City/Special District/School District — 27.2%
City of Baltimore Maryland, Refunding RB:
Convention Center Hotel, 5.00%, 09/01/46	750	889,222
East Baltimore Research Park, Series A, 5.00%, 09/01/38	250	281,195
City of Baltimore Maryland, Tax Allocation Bonds, Harbor Point Project, Series B(a):
3.70%, 06/01/39	200	202,122
3.88%, 06/01/46	300	304,113
County of Anne Arundel Maryland, GO, 5.00%, 10/01/43	1,745	2,213,672
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 07/01/32	500	565,900
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 07/01/44	250	262,853
County of Baltimore Maryland, Refunding RB, Riderwood Village, Inc., 4.00%, 01/01/50	500	568,785
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	250	256,168
County of Howard Maryland, Tax Allocation Bonds:
Annapolis Junction Town Center Project, 6.10%, 02/15/44	250	267,552
Downtown Columbia Project, Series A, 4.50%, 02/15/47(a)	500	541,260
County of Prince George’s Maryland:
Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,289	1,291,591
Tax Allocation Bonds, Westphalia Town Center Project, 5.25%, 07/01/48(a)	300	343,539
Washington Suburban Sanitary Commission, GO, Consolidated Public Improvement Bonds, Second Series, 4.00%, 06/01/41	875	1,016,750

		9,004,722

Education — 19.3%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project, 3.25%, 09/01/28	360	380,815
Maryland EDC, Refunding RB:
Towson University Project, 5.00%, 07/01/37	500	522,135
University of Maryland College Park Project (AGM), 5.00%, 06/01/43	1,350	1,613,318
University of Maryland Project, 5.00%, 07/01/39	500	575,885
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 07/01/34	1,000	1,081,970
Johns Hopkins University Project, Series A, 4.00%, 07/01/37	10	10,727
Loyola University Maryland, Series A, 5.00%, 10/01/22(b)	900	995,733
Loyola University, Series A, 5.00%, 10/01/49	530	673,031
Maryland Institute College of Art, 5.00%, 06/01/29	500	540,180

		6,393,794

Health — 43.8%
City of Rockville Maryland, RB, Ingleside at King Farm Project, Series B, 5.00%, 11/01/42	500	564,965

Security	Par (000)	Value

Health (continued)
County of Montgomery Maryland, RB, Trinity Health Credit Group:
4.00%, 12/01/44	$750	$835,530
5.00%, 12/01/45	750	901,245
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21(b)	1,000	1,072,120
Maryland Health & Higher Educational Facilities Authority, RB:
Ascension Health Alliance, Series B, 5.00%, 11/15/21(b)	1,000	1,069,910
Medstar Health Issue, Series A, 5.00%, 05/15/42	160	193,512
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	250	306,095
University of Maryland Medical System Issue, 4.00%, 07/01/48	300	335,691
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 07/01/39	100	109,187
Charlestown Community Project, 6.25%, 01/01/21(b)	1,000	1,044,600
Charlestown Community, Series A, 5.00%, 01/01/45	500	596,880
Frederick Memorial Hospital, Series A, 4.00%, 07/01/38	1,250	1,306,350
LifeBridge Health Issue, 5.00%, 07/01/34	510	642,768
Lifebridge Health Issue, 4.13%, 07/01/47	500	563,205
Medstar Health, Inc., 5.00%, 08/15/42	1,000	1,165,100
Meritus Medical Center Issue, 5.00%, 07/01/40	1,000	1,160,660
Peninsula Regional Medical Center, 5.00%, 07/01/45	700	799,792
University of Maryland, 5.00%, 07/01/35	200	236,172
University of Maryland, 4.00%, 07/01/41	500	550,990
University of Maryland Medical System, Series A, 5.00%, 07/01/43	1,000	1,081,080

		14,535,852

Housing — 16.8%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	595,855
Columbia Commons Apartments, Series A, 5.00%, 06/01/44	550	600,869
Gateway Village Apartments, 4.00%, 06/01/46	500	542,195
County of Montgomery Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	500	524,705
Maryland Community Development Administration, HRB, M/F Housing, Series A, 4.05%, 07/01/42	1,220	1,259,199
Maryland Community Development Administration, RB:
M/F Housing, 3.70%, 07/01/35	500	534,890
S/F Housing, Residential, Series A, 3.85%, 09/01/42	295	325,010
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	100	112,582
Series B, 3.35%, 09/01/42	1,000	1,063,750

		5,559,055

Transportation — 12.0%
Maryland EDC, ARB, AMT, Seagirt Marine Terminal Project, 5.00%, 06/01/49	250	310,198
Maryland EDC, RB(b):
Term Project, Series B, 5.75%, 06/01/20	500	505,980
Transportation Facilities Project, Series A, 5.75%, 06/01/20	500	505,960
Maryland EDC, Refunding RB, Transportation Facilities Project, Series A, 5.00%, 06/01/35	100	123,799
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 06/01/29	1,925	2,050,914
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 03/01/23	445	478,148

		3,974,999

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 9.1%
City of Baltimore Maryland, RB:
Sub-Water Projects, Series A, 5.00%, 07/01/41	$100	$122,632
Sub-Water Projects, Series A, 5.00%, 07/01/46	495	604,796
Wastewater Project, Series C, 5.00%, 07/01/38	1,000	1,147,930
Water Project, Series A, 5.00%, 07/01/43	1,000	1,140,800

		3,016,158

Total Municipal Bonds in Maryland		42,811,118

Puerto Rico — 5.4%

State — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	107	120,258
Series A-1, 5.00%, 07/01/58	629	721,067
Series A-2, 4.33%, 07/01/40	175	192,344
Series A-2, 4.78%, 07/01/58	157	177,434

		1,211,103

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	200	205,892

Utilities — 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	200	213,258
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	160	164,900

		378,158

Total Municipal Bonds in Puerto Rico		1,795,153

Total Municipal Bonds — 136.2% (Cost — $41,810,280)		45,137,661

Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1%(c)

Maryland — 10.4%

County/City/Special District/School District — 5.7%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	1,500	1,885,035

Utilities — 4.7%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,269	1,550,580

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Maryland — 10.4%		3,435,615

Security	Par (000)	Value

Washington — 7.7%

Transportation — 7.7%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	$2,045	$2,551,057

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1% (Cost — $5,361,601)		5,986,672

Total Long-Term Investments — 154.3% (Cost — $47,171,881)		51,124,333

	Shares

Short-Term Securities — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.97%(d)(e)	624,161	624,286

Total Short-Term Securities — 1.9% (Cost — $624,223)		624,286

Total Investments — 156.2% (Cost — $47,796,104)		51,748,619

Other Assets Less Liabilities — 1.0%		325,832

Liability, for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.1)%		(3,006,316)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.1)%		(15,941,917)

Net Assets Applicable to Common Shares — 100.0%		$33,126,218

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	Annualized 7-day yield as of period end.

(e)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	399,228	224,933	624,161	$624,286	$4,323	$(28)	$103

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Maryland Municipal Bond Trust (BZM)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	5	06/19/20	$674	$(8,444)
U.S. Long Treasury Bond	10	06/19/20	1,703	(33,626)
5-Year U.S. Treasury Note	4	06/30/20	491	(4,505)

				$(46,575)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$46,575	$—	$46,575

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(81,415)	$—	$(81,415)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(40,677)	$—	$(40,677)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	2,730,320

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$51,124,333	$—	$51,124,333
Short-Term Securities	624,286	—	—	624,286

	$624,286	$51,124,333	$—	$51,748,619

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(46,575)	$—	$—	$(46,575)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(2,999,064)	$—	$(2,999,064)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

	$—	$(18,999,064)	$—	$(18,999,064)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) February 29, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 144.3%

California — 1.6%

Tobacco — 1.6%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$535	$568,587

Total Municipal Bonds in California		568,587

Massachusetts — 135.4%

County/City/Special District/School District — 3.2%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 09/01/26	1,000	1,106,420

Education — 64.5%
Collegiate Charter School of Lowell, RB, 5.00%, 06/15/54	545	592,431
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.25%, 01/01/42	500	600,610
5.00%, 01/01/47	1,000	1,175,230
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(a)	250	255,108
Merrimack College, 5.00%, 07/01/47	550	634,964
Mount Holyoke College, Series B, 5.00%, 07/01/41	500	526,430
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,158,800
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	200	244,814
Wellesley College, Series J, 5.00%, 07/01/42	1,950	2,132,188
Wentworth Institute Technology, 5.00%, 10/01/46	500	588,105
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 01/01/42	650	1,050,361
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	1,500	2,009,355
Carleton-Willard Village Homes Inc., 4.00%, 12/01/42	525	619,484
5.00%, 12/01/42	485	535,416
Emmanuel College Issue, Series A, 5.00%, 10/01/35	250	299,280
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	150	176,103
International Charter School, 5.00%, 04/15/40	1,000	1,092,760
Series A-2, 4.00%, 07/01/41	100	119,541
Suffolk University, 4.00%, 07/01/39	500	555,290
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,714,346
Wellesley College Issue, Series L, 4.00%, 07/01/44	250	295,160
Western New England University, 5.00%, 09/01/43	500	609,260
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,170,650
Massachusetts Educational Financing Authority, Refunding RB, Issue J, AMT, 3.50%, 07/01/33	165	170,623
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Northeastern University, Series T-2, 5.00%, 10/01/32	500	555,185
Tufts University, Series M, 5.50%, 02/15/27	1,000	1,317,230
University of Massachusetts Building Authority, RB:
Senior Lien, Series 1, 5.00%, 11/01/50	1,000	1,298,960
Senior-Series 2, 5.00%, 11/01/22(a)	500	555,780

		22,053,464

Health — 13.5%
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A,
5.00%, 06/01/39	250	306,985
4.00%, 06/01/49	250	276,095
Boston Medical Center, Series E, 4.00%, 07/01/38	500	551,520
New Bridge Charles, Inc., 4.13%, 10/01/42 (b)	550	593,290
Partners Healthcare, Series L, 5.00%, 07/01/21 (a)	1000	1,056,120
Series A, 5.00%, 07/01/44	250	310,338

Security	Par (000)	Value

Health (continued)
Massachusetts Health & Educational Facilities Authority, RB, Southcoast Health Obligation Group, Series D, 5.00%, 07/01/39	$500	$501,700
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 07/01/20(a)	1,000	1,014,720

		4,610,768

Housing — 11.1%
Massachusetts HFA, RB, M/F Housing:
Series 214th (FHA), 2.95%, 12/01/44	750	780,307
Series A, 3.80%, 12/01/43	500	542,395
Series A (FHA), 5.25%, 12/01/35	185	186,750
Series C-1, 3.15%, 12/01/49	1,000	1,049,520
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.50%, 12/01/47	485	529,843
Series C, 5.00%, 12/01/30	135	136,303
Series C, 5.35%, 12/01/42	545	549,469

		3,774,587

State — 26.0%
Commonwealth of Massachusetts, GO:
Series C, 5.00%, 07/01/45	1,000	1,196,380
Series G, 4.00%, 09/01/42	1,000	1,156,030
Massachusetts Bay Transportation Authority, Refunding RB:
Senior Series A, 5.25%, 07/01/29	730	1,004,874
Sub-Series A-2, 5.00%, 07/01/45	2,100	2,627,646
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	500	560,765
Series B, 5.00%, 10/15/21(a)	1,000	1,068,470
Massachusetts State College Building Authority, Refunding RB, Series B (AGC), 5.50%, 05/01/39	825	1,286,646

		8,900,811

Transportation — 17.1%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 06/15/22(a)	1,000	1,096,050
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 06/01/21(a)	500	526,090
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 07/01/42	1,000	1,085,580
Series B, 5.00%, 07/01/45	1,750	2,066,050
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	1,000	1,053,270

		5,827,040

Total Municipal Bonds in Massachusetts		46,273,090

Puerto Rico — 7.3%

State — 5.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	113	127,002
Series A-1, 5.00%, 07/01/58	747	856,338
Series A-2, 4.33%, 07/01/40	150	164,867
Series A-2, 4.54%, 07/01/53	500	551,975
Series A-2, 4.78%, 07/01/58	168	189,865

		1,890,047

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	215	221,334

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	$115	$122,623
5.13%, 07/01/37	75	80,066
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	170	175,207

		377,896

Total Municipal Bonds in Puerto Rico		2,489,277

Total Municipal Bonds — 144.3% (Cost — $44,283,108)		49,330,954

Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 15.1%

Massachusetts — 15.1%

Education — 10.3%
Massachusetts Development Finance Agency, RB, Worcester Polytechnic Institute, 4.00%, 09/01/49	1,006	1,065,617
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(d)	2,000	2,448,920

		3,514,537

Health — 1.5%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	430	505,680

State — 3.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,001	1,152,297

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.1% (Cost — $4,784,240)		5,172,514

Total Long-Term Investments — 159.4% (Cost — $49,067,348)		54,503,468

Security	Shares	Value

Short-Term Securities — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.97%(e)(f)	$778,046	$778,202

Total Short-Term Securities — 2.3% (Cost — $778,195)		778,202

Total Investments — 161.7% (Cost — $49,845,543)		55,281,670

Other Assets Less Liabilities — 1.2%		402,063

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.2)%		(3,150,708)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (53.7)%		(18,349,843)

Net Assets Applicable to Common Shares — 100.0%		$34,183,182

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement which expires on November 15, 2024, is $1,551,389. See Note 4 of the Notes to Financial Statements for details.

(e)	Annualized 7-day yield as of period end.

(f)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	76,210	701,836	778,046	$778,202	$4,455	$157	$10

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	6	06/19/20	$809	$(10,133)
U.S. Long Treasury Bond	12	06/19/20	2,043	(40,351)
5-Year U.S. Treasury Note	4	06/30/20	491	(4,607)

				$(55,091)

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$55,091	$—	$55,091

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(99,479)	$—	$(99,479)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(49,238)	$—	$(49,238)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts – long	$—	(a)
Average notional value of contracts – short	2,967,945

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$54,503,468		$—	$54,503,468
Short-Term Securities	778,202	—		—	778,202

	$778,202	$54,503,468	$		$55,281,670

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(55,091)	$—		$—	$(55,091)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(3,136,631)	$—	$(3,136,631)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

	$—	$(21,636,631)	$—	$(21,636,631)

See notes to financial statements.

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 29, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 138.0%

New York — 134.0%

Corporate — 2.7%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$820	$885,001
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,445	12,227,600

		13,112,601

County/City/Special District/School District — 32.0%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/43	4,550	5,771,402
City of New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	538,314
Fiscal 2014, 5.00%, 08/01/32	2,000	2,275,440
, 5.50%, 08/01/25	2,710	3,135,931
, 5.00%, 08/01/30	2,000	2,238,160
City of New York, GO, Series E:
Series A-1, 5.00%, 08/01/21(a)	2,350	2,488,345
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,453,472
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	945	1,075,779
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM)(b):
0.00%, 11/15/55	2,485	1,008,835
0.00%, 11/15/56	3,765	1,470,458
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,150	7,442,238
5.00%, 11/15/45	12,215	14,767,446
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(b)	1,380	850,853
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	800	803,112
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	3,500	3,510,290
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,150	6,167,712
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,200	2,206,270
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,500	9,576,380
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	950	1,086,031
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,966,112
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	1,455	1,762,165
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	860	1,100,834
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	2,790	3,200,046
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	2,730	3,399,642
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	2,510	3,089,710
Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	8,825	10,990,302
Series A-2, 5.00%, 08/01/38	3,440	4,329,687
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,444,862
County of Nassau New York, GO:
Series A, 5.00%, 01/15/31	1,400	1,758,624
General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	1,815	2,272,017
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	1,980	2,522,975
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	2,285	2,812,904
5.00%, 02/15/42	5,975	7,355,942
4.00%, 02/15/44	2,230	2,548,556
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,313,050

Security	Par (000)	Value

County/City/Special District/School District (continued)
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	$4,000	$4,611,800
Green Bond, SubSeries B-1, 5.00%, 11/15/51	2,360	2,892,770
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	2,500	2,982,650
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, Series B(b):
CAB, Sub Lien, 0.00%, 11/15/32	565	437,615
0.00%, 11/15/42	2,185	1,253,622
0.00%, 11/15/47	5,600	2,752,120
0.00%, 11/15/48	2,665	1,273,923
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,710	1,824,502
4, 5.00%, 11/15/44	4,000	4,251,040
7 Class 1, 4.00%, 09/15/35	885	934,790
7 Class 2, 5.00%, 09/15/43	3,430	3,675,965
5.75%, 11/15/51	1,755	1,900,700

		155,525,393

Education — 19.9%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	291,278
5.00%, 12/01/32	100	116,177
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(a)	4,975	5,084,500
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	450	515,237
Manhattan College Project, 4.00%, 08/01/42	525	602,558
Manhattan College Project, 5.00%, 08/01/47	505	620,246
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	121,097
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	1,775	2,070,893
American Museum of Natural History, 5.00%, 07/01/41	750	871,358
Wildlife Conservation Society, 5.00%, 08/01/42	2,840	3,180,317
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,535	5,652,729
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	1,000	1,051,510
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	1,685	2,073,527
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 04/01/21(a)	1,000	1,049,020
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	570	727,787
5.00%, 07/01/48	855	1,086,337
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	985	1,229,132
4.00%, 07/01/46	1,865	2,153,515

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	$685	$822,993
5.00%, 07/01/43	2,480	2,975,355
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 07/01/23(a)	1,240	1,411,938
4.00%, 07/01/39	350	398,055
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,220,148
5.00%, 12/01/36	1,100	1,180,960
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	715	766,823
5.00%, 07/01/42	445	475,705
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	300	319,725
5.38%, 09/01/41	125	131,619
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(a):
5.25%, 01/01/21	700	725,655
5.50%, 01/01/21	500	519,350
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	500	507,005
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 07/01/39	750	865,590
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(a)	1,770	1,871,102
Fordham University, Series A, 5.00%, 07/01/21(a)	175	184,755
Fordham University, Series A, 5.50%, 07/01/21(a)	1,375	1,460,718
New School (AGM), 5.50%, 07/01/20(a)	3,265	3,315,314
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	3,500	5,370,015
New York University, Series B, 5.00%, 07/01/22(a)	3,000	3,282,240
State University Dormitory Facilities, Series A, 5.00%, 07/01/20(a)	1,500	1,520,565
State University Dormitory Facilities, Series A, 5.00%, 07/01/20(a)	750	760,283
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(a)	1,500	1,583,100
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	900	1,084,356
Barnard College, Series A, 4.00%, 07/01/37	510	580,701
Barnard College, Series A, 5.00%, 07/01/43	1,520	1,816,567
Cornell University, Series A, 5.00%, 07/01/40	1,000	1,013,790
Fordham University, 5.00%, 07/01/44	1,900	2,202,157
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,030	1,227,111
New York University, Series A, 5.00%, 07/01/22(a)	3,000	3,295,770
New York University, Series A, 5.00%, 07/01/22(a)	4,180	4,583,663
St. John’s University, Series A, 5.00%, 07/01/37	2,005	2,387,494
State University Dormitory Facilities, Series A, 5.00%, 07/01/22(a)	1,490	1,634,307
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(a)	4,755	5,453,319
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(a)	6,435	7,380,044
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	1,540	1,909,446
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,030	1,275,727

Security	Par (000)	Value

Education (continued)
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(c)	$820	$974,742

		96,985,425

Health — 9.0%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,800	1,805,652
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 10/01/20(a)	500	513,520
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	4,495	5,052,695
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	500	566,670
5.00%, 12/01/46	800	965,440
Series A, 5.00%, 12/01/37	1,180	1,301,729
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,925	6,178,531
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM), 3.00%, 12/01/44	2,315	2,429,500
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	460	531,074
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,418,149
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.75%, 07/01/20(a)	2,680	2,723,309
New York University Hospitals Center, Series A, 6.00%, 07/01/20(a)	1,800	1,830,546
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,063,880
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	685	728,751
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/45	620	712,194
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,768,546
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(a)	2,000	2,096,940
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(a)	7,375	7,753,706
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	2,645	3,145,381

		43,586,213

Housing — 7.6%
City of New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	6,505	7,332,306
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	1,375	1,552,870
Sustainable Development Bonds, Series A, 2.80%, 02/01/50	2,060	2,106,968
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	1,075	1,156,657
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	1,040	1,119,914
Sustainable Neighborhood, Series B-1-A, 3.75%, 11/01/54	1,435	1,549,900

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York HFA, RB:
M/F Affordable Housing, Green Bond, Climate Bond Certified, Series D (SONYMA), 3.80%, 11/01/49	$1,700	$1,876,936
M/F Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	845	933,987
M/F Affordable Housing, Series E (SONYMA), 3.80%, 11/01/49	910	1,000,536
M/F housing Housing, Climate Bond Certified, 3.15%, 11/01/54	1,100	1,152,184
M/F Housing, Green Bonds, Series H, 4.15%, 11/01/43	1,375	1,552,499
M/F Housing, Green Bonds, Series H, 4.20%, 11/01/48	905	1,017,030
M/F Housing, St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,000	1,006,230
State of New York Mortgage Agency, Refunding RB:
S/F Housing, Series 194, AMT, 3.80%, 04/01/28	3,140	3,374,872
S/F Housing, Series 213, 4.20%, 10/01/43	1,910	2,179,138
S/F Housing, Series 225, 2.55%, 04/01/50(c)	1,770	1,759,114
Series 190, 3.80%, 10/01/40	2,880	3,060,202
Series 218, AMT, 3.60%, 04/01/33	905	1,000,532
Series 218, AMT, 3.85%, 04/01/38	325	358,296
Yonkers Industrial Development Corp., RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,000	2,005,960

		37,096,131

State — 10.5%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	5,045	5,961,576
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	2,070	2,357,626
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	1,000	1,253,610
General Purpose, Series A, 5.00%, 02/15/23(a)	4,500	5,052,555
General Purpose, Series B, 5.00%, 03/15/37	3,000	3,246,690
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	1,465	1,834,034
Group C, Sales Tax, Series A, 5.00%, 03/15/41	7,125	8,863,357
Series A, 5.00%, 02/15/42	7,500	9,211,125
Series B, 5.00%, 03/15/37	1,500	1,820,325
State Personal Income Tax, Series A, 5.00%, 02/15/23(a)	495	555,464
Unrefunded, Series B, 5.00%, 03/15/42	4,600	4,968,138
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	2,800	3,590,636
Series C, 5.00%, 03/15/38	100	127,573
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,248,220

		51,090,929

Tobacco — 2.5%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 06/01/48	680	708,764
Asset-Backed, 4.75%, 06/01/39	1,875	1,969,950
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	400	459,968
Series A-2B, 5.00%, 06/01/45	2,010	2,178,036
Series A-2B, 5.00%, 06/01/51	765	822,100
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,495	1,646,399
5.25%, 05/15/40	1,500	1,646,190
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	312,876
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	2,425	2,594,604

		12,338,887

Security	Par (000)	Value

Transportation — 34.2%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	$750	$911,595
Toll Bridge System, 5.00%, 01/01/42	1,565	1,913,885
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(a)	1,000	1,070,860
Series A, 5.00%, 05/15/23(a)	3,000	3,399,900
Series A-1, 5.25%, 11/15/23(a)	1,620	1,884,708
Series A-1, 5.25%, 11/15/23(a)	1,620	1,884,708
Series B, 5.25%, 11/15/44	1,000	1,158,990
Series D, 5.25%, 11/15/21(a)	440	473,031
Series E, 5.00%, 11/15/38	8,750	9,954,525
Series E, 5.00%, 11/15/43	1,000	1,132,640
Sub-Series B, 5.00%, 11/15/23(a)	1,000	1,154,300
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series A-3 (AGM), 4.00%, 11/15/46	855	994,339
Green Bond, Series A1, 5.00%, 11/15/37	1,500	1,859,250
Green Bonds, Series A-1, 5.25%, 11/15/56	1,830	2,217,576
Green Bonds, Series A-1, 5.25%, 11/15/57	1,505	1,874,598
Series C-1, 5.00%, 11/15/36	1,845	2,268,169
Series D, 5.25%, 11/15/21(a)	1,560	1,677,109
Series D, 5.00%, 11/15/30	885	979,934
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	6,070,020
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	12,359,050
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,805	2,064,794
5.00%, 07/01/46	12,525	14,351,020
5.25%, 01/01/50	965	1,117,103
(AGM), 4.00%, 07/01/41	1,250	1,366,675
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	100	126,415
5.00%, 04/01/35	90	113,379
5.00%, 04/01/36	95	119,368
5.00%, 04/01/37	55	69,019
5.00%, 04/01/38	55	68,841
5.00%, 04/01/39	80	99,931
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 220th Series, AMT, 4.00%, 11/01/59	4,905	5,705,839
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,538,725
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,658,430
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	12,485	12,943,699
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,143,620
179th Series, 5.00%, 12/01/38	1,390	1,597,263
195th Series, AMT, 5.00%, 04/01/36	1,400	1,717,058
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	305,908
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	850,800
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,948,206
Consolidated, 211th Series, 4.00%, 09/01/43	5,000	5,923,400
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	1,770	2,134,638
5.25%, 01/01/56	1,080	1,299,154
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/22(a)	3,770	4,056,633
General, Series I, 5.00%, 01/01/22(a)	4,270	4,592,300
General, Series J, 5.00%, 01/01/41	5,000	5,732,850
General, Series K, 5.00%, 01/01/29	1,750	2,092,248
General, Series K, 5.00%, 01/01/31	1,000	1,192,810
Series L, 5.00%, 01/01/35	810	1,035,974

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	$940	$1,144,629
5.00%, 11/15/45	820	994,193
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(b)	7,670	6,139,221
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,110,540
General, Series A, 5.00%, 11/15/41	5,000	6,149,650
General, Series A, 5.25%, 11/15/45	1,280	1,546,214
General, Series A, 5.00%, 11/15/50	3,000	3,570,300
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	870	1,129,573
Series B, 5.00%, 11/15/38	8,225	10,354,864

		166,344,471

Utilities — 15.6%
City of New York Municipal Water & Sewer System, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	3,850	4,833,444
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,012,310
Fiscal 2015, Series HH, 5.00%, 06/15/39	2,250	2,700,022
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,518,465
Fiscal 2011, Series GG, 5.00%, 06/15/21(a)	2,070	2,181,532
City of New York Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/49	1,135	1,319,596
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	2,000	2,557,260
Series EE, 5.00%, 06/15/40	4,290	5,431,269
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,065	1,260,385
Long Island Power Authority, RB:
5.00%, 09/01/37	3,175	4,043,140
5.00%, 09/01/35	1,000	1,284,210
General, 5.00%, 09/01/47	905	1,112,562
General, 5.00%, 09/01/36	825	1,033,544
General, Electric Systems, 5.00%, 09/01/42	280	345,618
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(a)	2,375	2,490,615
Long Island Power Authority, Refunding RB, Electric System, Series B:
5.00%, 09/01/41	475	573,301
5.00%, 09/01/46	660	792,403
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	3,170	3,795,156
Subordinated SRF Bonds, 5.00%, 06/15/48	1,120	1,432,547
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	3,200	3,373,152
Series A, 5.00%, 06/15/40	1,545	1,868,090
Series A, 5.00%, 06/15/45	7,935	9,554,533
Subordinated SRF Bonds, 4.00%, 06/15/46	1,000	1,151,250
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,762,870
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	15,490	17,766,101

		76,193,375

Total Municipal Bonds in New York		652,273,425

Security	Par (000)	Value

Guam — 0.3%

Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(a)	$1,175	$1,203,000

Puerto Rico — 3.7%

State — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	478	142,640
Series A-1, 4.75%, 07/01/53	2,439	2,741,216
Series A-1, 5.00%, 07/01/58	3,201	3,669,530
Series A-2, 4.33%, 07/01/40	8,400	9,232,524
Series A-2, 4.78%, 07/01/58	730	825,010
Series B-1, 4.75%, 07/01/53	620	698,114
Series B-2, 4.78%, 07/01/58	601	676,191

Total Municipal Bonds in Puerto Rico		17,985,225

Total Municipal Bonds — 138.0% (Cost — $605,127,275)		671,461,650

Municipal Bonds Transferred to Tender Option Bond Trusts — 23.3%(d)

New York — 23.3%

County/City/Special District/School District — 2.8%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	2,500	2,892,350
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,760,286
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(a)	3,714	3,884,512
5.75%, 02/15/47	2,285	2,389,634
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,823,629

		13,750,411

Education — 1.4%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,231,785
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/21(a)	4,448	4,694,512

		6,926,297

Housing — 3.8%
City of New York Housing Development Corp., RB, M/F Housing:
Series C1-A, 4.00%, 11/01/53	2,267	2,467,058
Sustainable Neighborhood Bonds, Series B1-A, 3.85%, 05/01/58	2,175	2,361,289
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	3,630	4,093,115
State of New York HFA, RB, M/F Affordable Housing, Green Bond, Climate Bond Certified, Series I, 4.05%, 11/01/48	4,543	5,075,908
State of New York HFA, Refunding RB, Series C (SONYMA, Fannie Mae), 3.85%, 11/01/39	2,002	2,254,631
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	2,015	2,217,854

		18,469,855

State — 5.4%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,774,746
4.00%, 10/15/32	6,000	6,833,700

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	$2,000	$2,598,940
General Purpose, Series C, 5.00%, 03/15/41	2,500	2,603,750
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(e)	2,950	3,787,447
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,471	1,766,306

		26,364,889

Transportation — 6.6%
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/25	8,005	8,525,478
Series 194th, 5.25%, 10/15/55	3,405	4,139,697
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/53(e)	6,058	7,133,464
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	10,000	12,241,600

		32,040,239

Utilities — 3.3%
City of New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2018, 5.00%, 06/15/38(e)	1,151	1,450,239
Water & Sewer System, Fiscal 2011, Series HH, 5.00%, 06/15/32	7,151	7,538,148
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	3,000	3,715,620
Series B, 4.00%, 12/15/35	2,600	3,048,890

		15,752,897

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.3% (Cost — $105,061,001)		113,304,588

Total Long-Term Investments — 161.3% (Cost — $710,188,276)		784,766,238

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.95%(f)(g)	622,813	$622,813

Total Short-Term Securities — 0.1% (Cost — $622,813)		622,813

Total Investments — 161.4% (Cost — $710,811,089)		785,389,051

Other Assets Less Liabilities — 0.8%		3,726,233

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.2)%		(59,153,159)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (50.0)%		(243,270,425)

Net Assets Applicable to Common Shares — 100.0%		$486,691,700

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	When-issued security.
(d)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 1, 2027, is $9,987,183. See Note 4 of the Notes to Financial Statements for details.

(f)	Annualized 7-day yield as of period end.

(g)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	343,108	279,705	622,813	$622,813	$8,616	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	69	06/19/20	$9,298	$(81,294)
U.S. Long Treasury Bond	119	06/19/20	20,260	(269,142)
5-Year U.S. Treasury Note	97	06/30/20	11,907	(79,886)

				$(430,322)

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$430,322	$—	$430,322

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(755,175)	$—	$(755,175)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(362,152)	$—	$(362,152)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	34,947,734

(a) Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$784,766,238	$—	$784,766,238
Short-Term Securities	622,813	—	—	622,813

	622,813	784,766,238		785,389,051

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(430,322)	—	—	$(430,322)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(58,942,870)	$—	$(58,942,870)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(302,542,870)	$—	$(302,542,870)

See notes to financial statements.

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 29, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 127.9%

New York — 122.1%

Corporate — 6.1%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$100	$110,715
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	690	744,696
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	475	687,757
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	690	722,244
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	540	587,925

		2,853,337

County/City/Special District/School District — 27.3%
City of New York, GO:
Series D, 5.38%, 06/01/32	15	15,051
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	245	278,906
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	500	202,985
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,110	1,343,233
5.00%, 11/15/45	670	810,003
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	500	279,370
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	950	478,439
(AMBAC), 5.00%, 01/01/39	325	325,920
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,389
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	175,471
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	175	176,407
City of New York New York, GO, Sub-Series G-1, 5.00%, 04/01/29	250	271,452
City of New York New York Industrial Development Agency, RB, CAB, PILOT, Yankee Stadium Project, Series A (AGC)(b):
0.00%, 03/01/41	4,155	2,399,845
0.00%, 03/01/43	2,000	1,090,980
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	265	303,947
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	255	317,549
Series A-2, 5.00%, 08/01/38	110	138,449
Sub-Series B-1, 5.00%, 11/01/35	200	232,844
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	275	338,533
5.00%, 02/15/42	125	153,890
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	200	238,612
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
3 Class 1, 5.00%, 11/15/44(a)	415	468,153
3 Class 2, 5.38%, 11/15/40(a)	120	136,338
4, 5.00%, 11/15/31	750	800,220
7 Class 1, 4.00%, 09/15/35	320	338,003
7 Class 2, 5.00%, 09/15/43	500	535,855
7 Class 3, 5.00%, 03/15/44	520	562,396
5.75%, 11/15/51	340	368,227

		12,881,467

Security	Par (000)	Value

Education — 28.0%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	$85	$102,078
Daemen College Project, 5.00%, 10/01/48	65	77,406
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	140	143,081
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	150	168,465
New Dawn Charter School Project, 5.75%, 02/01/49	145	155,157
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	289,822
Ethical Culture Fieldston School Project, 5.00%, 06/01/32	450	532,116
Packer Collegiate Institute Project, 5.00%, 06/01/40	310	364,052
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/37	110	128,337
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	610	622,975
Series B, 4.00%, 08/01/35	110	125,866
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	55	63,213
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	60	68,414
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	55	70,225
5.00%, 07/01/48	80	101,646
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	100	124,785
4.00%, 07/01/46	185	213,620
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project(c):
5.00%, 07/01/21	500	527,700
Series A, 5.00%, 07/01/21	500	527,700
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	120	136,639
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	100	103,870
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	160	182,194
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(c)	300	317,136
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	245	332,698
New York University, Series B, 5.00%, 07/01/22(c)	500	547,040
Teachers College, Series B, 5.00%, 07/01/42	750	818,167
Touro College & University System, Series A, 5.25%, 01/01/34	250	285,852
Touro College & University System, Series A, 5.50%, 01/01/39	500	572,010
University of Rochester, Series A, 5.13%, 07/01/39	30	30,097
University of Rochester, Series A, 5.75%, 07/01/39	25	25,093
State of New York Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 07/01/40	150	152,069
Fordham University, 5.00%, 07/01/44	340	394,070
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	345	411,023
New York University, Series A, 5.00%, 07/01/22(c)	445	487,974

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New York University, Series A, 5.00%, 07/01/22(c)	$1,750	$1,914,640
Series B, 5.00%, 02/15/37	370	467,025
Skidmore College, Series A, 5.00%, 07/01/28	250	264,060
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	350	401,401
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	350	401,401
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	105	122,481
Hofstra University Project, 5.00%, 07/01/47	100	123,857
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	160	190,194
Yonkers Economic Development Corp., RB, Charter School of Educational Excellence Project, Series A, 5.00%, 10/15/54	100	114,237

		13,201,886

Health — 13.4%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	593,720
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	100	112,407
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 07/01/20(c)	350	355,656
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	110	110,345
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	100	113,334
5.00%, 12/01/46	160	193,088
Series A, 5.00%, 12/01/37	370	408,169
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	275	286,767
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM), 3.00%, 12/01/44	325	341,075
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	80	92,361
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,090,070
Series B, 6.00%, 11/01/20(c)	175	181,013
Series B, 6.00%, 11/01/30	25	25,754
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	546,320
State of New York Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.75%, 07/01/20(c)	220	223,555
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/38	110	127,756
Catholic Health System Obligation, 4.00%, 07/01/39	140	162,623
Mount Sinai Hospital, Series A, 5.00%, 07/01/20(c)	315	319,319
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,000	1,048,470

		6,331,802

Housing — 7.7%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	735	828,477

Security	Par (000)	Value

Housing (continued)
5.00%, 07/01/33	$250	$282,340
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	537,980
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	135	164,319
State of New York HFA, RB, M/F:
Housing, Climate Bond Certified, 3.15%, 11/01/54	170	178,065
Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	470	471,227
Affordable Housing, Series E (SONYMA) ( Fannie Mae), 4.15%, 11/01/47	165	182,681
State of New York Mortgage Agency, Refunding RB, S/F Housing:
Series 213, 4.20%, 10/01/43	405	462,069
Series 225, 2.55%, 04/01/50(d)	535	531,710

		3,638,868

State — 8.3%
City of New York Transitional Finance Authority Building Aid Revenue, RB, Subordinated, Series S1-B, 4.00%, 07/15/42	500	595,025
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,240	1,465,283
State of New York Dormitory Authority, RB, State Sales Tax, Series A:
Group B, 5.00%, 03/15/39	140	175,266
Group C, 4.00%, 03/15/45	310	354,442
State of New York Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	575	688,769
State of New York Dormitory Authority, Refunding RB, Group 3 Series E, 5.00%, 03/15/41 ,	265	339,828
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	250	281,237

		3,899,850

Tobacco — 3.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	75	78,798
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	200	201,584
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	400	404,836
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	340	365,378
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	170	186,568
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	245	262,135
5.13%, 06/01/51	200	220,764

		1,720,063

Transportation — 17.8%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	120	145,855
County of Albany Airport Authority, Refunding RB, AMT, Series B:
4.00%, 12/15/34	235	269,507
4.00%, 12/15/35	120	137,225
Metropolitan Transportation Authority, RB, Series D, 5.25%, 11/15/21(c)	220	236,515
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/21(c)	780	838,555

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series D, 5.25%, 11/15/23(c)	$670	$779,478
Series F, 5.00%, 11/15/30	500	553,635
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	450	504,900
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	145	166,140
5.25%, 01/01/50	20	23,152
(AGM), 4.00%, 07/01/41	150	164,001
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 220th Series, AMT, 4.00%, 11/01/59	380	442,043
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	516,200
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	172,367
195th Series, AMT, 5.00%, 04/01/36	250	306,617
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	225	279,304
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	308,926
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	1,000	1,087,260
Series I, 5.00%, 01/01/22(c)	140	150,567
Series I, 5.00%, 01/01/22(c)	440	473,453
Series J, 5.00%, 01/01/41	250	286,642
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	170,477
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	275	332,194
Series B, 5.00%, 11/15/38	50	62,948

		8,407,961

Utilities — 9.9%
City of New York Municipal Water & Sewer System, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	120	150,653
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	250	300,002
Long Island Power Authority, RB:
5.00%, 09/01/38	625	792,975
General, 5.00%, 09/01/47	110	135,229
General, 5.00%, 09/01/36	80	100,222
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(c)	225	235,953
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	500	663,630
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	75	90,046
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	210	268,603
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	642,528
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	1,115	1,278,838

		4,658,679

Total Municipal Bonds in New York		57,593,913

Puerto Rico — 5.8%

State — 3.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	339	381,005
Series A-1, 5.00%, 07/01/58	864	990,464

Security	Par (000)	Value

State (continued)
Series A-2, 4.33%, 07/01/40	$108	$118,704
Series A-2, 4.78%, 07/01/58	267	301,750

		1,791,923

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	225	231,628

Utilities — 1.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	355	378,533
5.13%, 07/01/37	100	106,754
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	235	242,198

		727,485

Total Municipal Bonds in Puerto Rico		2,751,036

Total Municipal Bonds — 127.9% (Cost — $52,757,870)		60,344,949

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 34.5%

New York — 34.5%

County/City/Special District/School District — 9.2%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	250	289,235
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	1,010	1,295,598
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	880,143
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(c)	433	453,193
5.75%, 02/15/47	267	278,791
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	1,050	1,135,942

		4,332,902

Housing — 1.5%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	640	721,651

State — 4.4%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	303,192
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,497	1,759,940

		2,063,132

Transportation — 10.5%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	677,042
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 210th, 5.00%, 09/01/48	960	1,223,242
Series194th, 5.25%, 10/15/55	360	437,677
Series B, 4.00%, 01/01/53(f)	1,156	1,361,172
Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	600	638,280
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46 State of New York Thruway Authority, Refunding RB:	500	612,080

		4,949,493

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 8.9%
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	$990	$1,043,569
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,500	1,605,734
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	1,000	1,238,540
Series B, 4.00%, 12/15/35	280	328,342

		4,216,185

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.5% (Cost — $14,987,963)		16,283,363

Total Long-Term Investments — 162.4% (Cost — $67,745,833)		76,628,312

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.95%(g)(h)	229,800	229,800

Total Short-Term Securities — 0.5% (Cost — $229,800)		229,800

Total Investments — 162.9% (Cost — $67,975,633)		76,858,112

Other Assets Less Liabilities — 2.1%		997,503

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.4)%		(8,659,834)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.6)%		(22,007,148)

Net Assets Applicable to Common Shares — 100.0%		$47,188,633

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 1, 2027 is $1,700,396. See Note 4 of the Notes to Financial Statements for details.

(g)	Annualized 7-day yield as of period end.

(h)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	64,451	165,349	229,800	$229,800	$1,648	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	4	06/19/20	$539	$(6,974)
U.S. Long Treasury Bond	17	06/19/20	2,894	(57,163)
5-Year U.S. Treasury Note	6	06/30/20	737	(6,860)

				$(70,997)

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Bond Trust (BQH)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$70,997	$—	$70,997

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(135,062)	$—	$(135,062)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(63,374)	$—	$(63,374)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	3,768,602

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$76,628,312	$—	$76,628,312
Short-Term Securities	229,800	—	—	229,800

	$229,800	$76,628,312	$—	$76,858,112

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$(70,997)	$—	$—	$(70,997)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(8,628,425)	$—	$(8,628,425)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

	$—	$(30,728,425)	$—	$(30,728,425)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) February 29, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 119.2%

New York — 115.4%

Corporate — 0.5%
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$355	$514,008

County/City/Special District/School District — 23.9%
City of New York, GO, Refunding, Series E, 5.00%, 08/01/30	1,000	1,119,080
City of New York, GO:
Series A-1, 5.00%, 08/01/21(a)	200	211,774
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	440	500,892
Sub-Series F-1, 5.00%, 04/01/43	930	1,179,649
City of New York Convention Center Development Corp., RB, CAB(b):
Senior Lien, Hotel Unit Fee Secured, Series A, 0.00%, 11/15/47	3,000	1,521,450
Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55	1,000	405,970
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,335	1,615,510
5.00%, 11/15/45	1,250	1,511,200
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(b)	1,000	616,560
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	150,584
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	775	985,870
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	570	653,773
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	555	691,136
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	845	1,040,161
Series A-2, 5.00%, 08/01/38	930	1,170,526
Sub-Series B-1, 5.00%, 11/01/35	425	494,793
County of Nassau New York, GO, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	500	625,900
County of Nassau New York, GO, Refunding, Series C:
5.00%, 10/01/29	500	640,820
5.00%, 10/01/31	475	605,259
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	615	643,880
5.75%, 02/15/47	385	401,890
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	595	732,463
5.00%, 02/15/42	465	572,471
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	864,712
Green Bond, Sub-Series B-1, 5.00%, 11/15/51	480	588,360
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	596,530
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,000	1,066,960
4, 5.00%, 11/15/44	1,250	1,328,450
7 Class 1, 4.00%, 09/15/35	1,100	1,161,886
5.75%, 11/15/51	545	590,246

		24,288,755

Education — 31.2%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	289,823

Security	Par (000)	Value

Education (continued)
Ethical Culture Fieldston School Project, 5.00%, 06/01/33	$300	$353,886
Ethical Culture Fieldston School Project, 5.00%, 06/01/35	350	411,299
Manhattan College Project, 5.00%, 08/01/47	135	165,808
Packer Collegiate Institute Project, 5.00%, 06/01/40	690	810,308
The Chapin School Ltd. Project, 5.00%, 11/01/47	515	845,810
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	202,545
4.00%, 12/01/34	130	143,114
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	513,348
5.00%, 07/01/41	500	580,905
Wildlife Conservation Society, 5.00%, 08/01/42	410	459,130
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,645	1,679,989
Series B, 4.00%, 08/01/35	230	263,175
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	200	210,302
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	565	695,278
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	115	146,834
5.00%, 07/01/48	175	222,350
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	195	243,331
4.00%, 07/01/46	375	433,013
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 07/01/23(a)	1,500	1,683,405
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(a)	500	527,700
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(a)	400	455,464
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	180	193,046
5.00%, 07/01/42	115	122,935
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	548,150
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(a)	250	259,675
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	1,000	1,014,010
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,154,120
5.00%, 07/01/44	500	575,515
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(a)	300	317,136
Fordham University, Series A, 5.00%, 07/01/21(a)	500	527,870
New School (AGM), 5.50%, 07/01/20(a)	350	355,394
New York University, Series B, 5.00%, 07/01/22(a)	500	548,285
Rochester Institute of Technology, 5.00%, 07/01/40	550	557,535

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State University Dormitory Facilities, Series A, 5.00%, 07/01/20(a)	$600	$608,226
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(a)	1,000	1,055,400
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	415	525,585
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/43	2,960	3,537,526
Cornell University, Series A, 5.00%, 07/01/40	250	253,448
Fordham University, 5.00%, 07/01/44	640	741,779
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,644,091
New York University, Series A, 5.00%, 07/01/22(a)	745	816,945
Pratt Institute, Series A, 5.00%, 07/01/44	500	578,285
State University Dormitory Facilities, Series A, 5.00%, 07/01/22(a)	450	493,582
5.25%, 07/01/23(a)	2,100	2,408,406
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	255	320,415
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	310	361,612
5.00%, 10/01/35	310	361,029
Hofstra University Project, 5.00%, 07/01/47	100	123,857
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(c)	335	398,218

		31,738,892

Health — 11.2%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	593,720
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 10/01/20(a)	500	513,520
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	550	618,238
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	226,668
5.00%, 12/01/46	320	386,176
Series A, 5.00%, 12/01/37	850	937,686
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	725	756,023
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	173,177
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	947,196
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 6.00%, 07/01/20(a)	250	254,243
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	531,935
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation,
4.00%, 07/01/38	230	267,127
4.00%, 07/01/39	300	348,477
North Shore-Long Island Jewish Obligated Group, Series A,
5.00%, 05/01/21(a)	1,500	1,572,697
5.25%, 05/01/21(a)	1,840	1,934,484
5.00%, 05/01/43	1,140	1,337,311

		11,398,678

Security	Par (000)	Value

Housing — 7.1%
City of New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	$915	$1,031,370
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	400	451,744
Series B1, 5.25%, 07/01/30	750	848,812
Sustainable Development Bonds, Series A, 2.80%, 02/01/50	165	168,762
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	500	537,980
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	565	608,414
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	445	541,645
State of New York HFA, RB, M/F:
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	110	121,584
Affordable Housing, Series E (SONYMA) ( Fannie Mae), 4.15%, 11/01/47	330	365,363
Housing Housing, Climate Bond Certified, 3.15%, 11/01/54	370	387,553
State of New York Mortgage Agency, Refunding RB, S/F Housing:
Series 213, 4.20%, 10/01/43	880	1,004,001
Series 225, 2.55%, 04/01/50(c)	1,135	1,128,020

		7,195,248

State — 11.0%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,160	1,370,749
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	560	702,022
Bid Group 3, Series A, 5.00%, 03/15/39	760	967,974
5.00%, 03/15/43	265	336,036
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,082,230
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	90	112,671
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	670	766,051
Series A, 5.00%, 02/15/42	500	614,075
Unrefunded, Series B, 5.00%, 03/15/42	1,400	1,512,042
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	570	730,951
Series A, 5.25%, 03/15/39	1,000	1,306,000
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	500	562,475
5.00%, 03/15/32	1,000	1,124,110

		11,187,386

Tobacco — 2.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	500	521,150
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	300	325,080
5.00%, 06/01/51	270	290,153
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	290	318,263
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	1,052,470
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	280	299,583

		2,806,699

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 14.3%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	$265	$322,097
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(a)	575	615,744
Series A-1, 5.25%, 11/15/23(a)	270	314,118
Series D, 5.25%, 11/15/21(a)	440	473,031
Series E, 5.00%, 11/15/38	650	739,479
Metropolitan Transportation Authority, Refunding RB:
Series C-1, 5.00%, 11/15/36	1,020	1,253,947
Series D, 5.25%, 11/15/21(a)	1,560	1,677,109
Series D, 5.25%, 11/15/23(a)	750	872,550
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,345	1,509,090
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	281,532
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	365	440,194
5.25%, 01/01/56	210	252,613
State of New York Thruway Authority, Refunding RB:
2nd General Highway & Bridge Trust, Series A, 5.00%, 04/01/32	250	271,815
General, Series I, 5.00%, 01/01/22(a)	1,750	1,882,819
General, Series K, 5.00%, 01/01/32	750	894,405
Series L, 5.00%, 01/01/33	90	115,699
Series L, 5.00%, 01/01/34	140	179,638
Series L, 5.00%, 01/01/35	170	217,427
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	340,953
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(b)	635	508,267
General, Series A, 5.25%, 11/15/45	370	446,952
Sub-Series A, 5.00%, 11/15/29	810	918,216

		14,527,695

Utilities — 13.5%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,074,130
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,200,010
City of New York Water & Sewer System, Refunding RB:
Series EE, 5.00%, 06/15/40	700	886,221
Subordinate, Series FF-2, 4.00%, 06/15/41	905	1,083,647
Water & Sewer System, 2nd General Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/38	1,000	1,283,940
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	250	295,865
Long Island Power Authority, RB:
5.00%, 09/01/38	625	792,975
General, 5.00%, 09/01/47	950	1,167,882
General, Electric Systems, 5.00%, 09/01/42	290	357,962
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(a)	500	524,340
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	1,000	1,327,260
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	140	168,085
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	635	760,228
Subordinated SRF Bonds, 5.00%, 06/15/48	460	588,368
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,070,880

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	$1,000	$1,146,940

		13,728,733

Total Municipal Bonds in New York		117,386,094

Puerto Rico — 3.8%

State — 3.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	576	171,884
Series A-1, 4.75%, 07/01/53	512	575,442
Series A-1, 5.00%, 07/01/58	668	765,775
Series A-2, 4.33%, 07/01/40	1,760	1,934,433
Series A-2, 4.78%, 07/01/58	160	180,824
Series B-1, 4.75%, 07/01/53	130	146,379
Series B-2, 4.78%, 07/01/58	126	141,764

		3,916,501

Total Municipal Bonds — 119.2% (Cost — $109,340,039)		121,302,595

Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 43.7%

County/City/Special District/School District — 10.0%
City of New York, GO, Refunding, Fiscal 2015, Series B, 4.00%, 08/01/32	1,790	2,000,826
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	1,000	1,085,810
Sub-Series I-1, 5.00%, 03/01/36	250	289,235
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,640,429
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(a)	1,114	1,165,354
5.75%, 02/15/47	686	716,890
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,085	2,255,657

		10,154,201

Education — 2.1%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/21(a)	1,999	2,109,893

Housing — 1.5%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	1,400	1,578,612

State — 6.0%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,177,100
4.00%, 10/15/32	1,500	1,708,425
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	1,000	1,299,470
General Purpose, Series C, 5.00%, 03/15/41	750	781,125
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,003	1,179,160

		6,145,280

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 13.9%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$3,495	$3,755,972
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 210th, 5.00%, 09/01/48	1,900	2,420,999
Series194th, 5.25%, 10/15/55	735	893,591
State of New York Thruway Authority, Refunding RB:
Series B, 4.00%, 01/01/53(e)	2,477	2,916,796
Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	800	851,040
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	1,000	1,224,160
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	1,665	2,103,628

		14,166,186

Utilities — 10.2%
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,249	2,370,487
Fiscal 2012, Series BB, 5.00%, 06/15/44	2,011	2,151,683
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,265,330
Restructuring, Series A, 5.00%, 12/15/35	1,000	1,238,540
Restructuring, Series B, 4.00%, 12/15/35	280	328,342

		10,354,382

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.7% (Cost — $41,220,098)		44,508,554

Total Long-Term Investments — 162.9% (Cost — $150,560,137)		165,811,149

Security	Shares	Value
Short-Term Securities — 0.3%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.95%(f)( g)	251,858	$251,858

Total Short-Term Securities — 0.3% (Cost — $251,858)		251,858

Total Investments — 163.2% (Cost — $150,811,995)		166,063,007

Liabilities in Excess of Other Assets — (0.1)%		(139,912)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.4)%		(23,779,870)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (39.7)%		(40,399,506)

Net Assets Applicable to Common Shares — 100.0%		$101,743,719

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	When-issued security.
(d)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 1, 2027 is $2,654,103. See Note 4 of the Notes to Financial Statements for details.

(f)	Annualized 7-day yield as of period end.

(g)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	251,858	251,858	$251,858	$424	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	15	06/19/20	$2,021	$(25,442)
U.S. Long Treasury Bond	26	06/19/20	4,427	(87,426)
5-Year U.S. Treasury Note	21	06/30/20	2,578	(24,161)

				$(137,029)

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Quality Trust (BSE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$137,029	$—	$137,029

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(245,661)	$—	$(245,661)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(123,505)	$—	$(123,505)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	8,391,930

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$165,811,149	$—	$165,811,149
Short-Term Securities	251,858	—	—	251,858

	$251,858	$165,811,149	$—	$166,063,007

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(137,029)	$—	$—	$(137,029)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Quality Trust (BSE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(23,702,391)	$—	$(23,702,391)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

	$—	$(64,202,391)	$—	$(64,202,391)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) February 29, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 144.0%

New York — 138.0%

Corporate — 6.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$140	$155,001
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	350	379,197
5.00%, 07/01/28	330	356,159
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,475	2,135,667
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	920	962,992
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	940	1,023,425

		5,012,441

County/City/Special District/School District — 33.9%
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	365	422,367
5.00%, 08/01/30	500	559,540
City of New York, GO, Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	785,489
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	1,000	405,970
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,445	1,748,624
5.00%, 11/15/45	2,340	2,828,967
City of New York Industrial Development Agency, RB, PILOT:
(AMBAC), 5.00%, 01/01/39	500	501,415
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	1,750	977,795
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	500	251,810
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/35(b)	500	351,175
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,389
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	400	401,076
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	400	400,996
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	504,020
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	880,143
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	340	395,549
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	1,315	1,672,798
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	465	533,341
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	460	572,833
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	1,030	1,267,889
Series A-2, 5.00%, 08/01/38	195	245,433
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	523,295
County of Nassau New York, GO, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	500	625,900
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/36	120	137,054
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(c)	960	1,005,082
5.75%, 02/15/47	590	615,883

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	$475	$584,739
5.00%, 02/15/42	565	695,583
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	864,713
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	596,530
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	735	829,139
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	200	227,230
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,066,960
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,328,450
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,000	1,071,710
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	690	746,256
World Trade Center Project, 5.75%, 11/15/51	670	725,623

		27,451,766

Education — 20.8%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	155	186,143
Daemen College Project, 5.00%, 10/01/48	120	142,903
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	275	281,053
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	270	303,237
New Dawn Charter School Project, 5.75%, 02/01/49	255	272,863
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	289,822
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/37	440	513,348
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,000	1,021,270
Series B, 4.00%, 08/01/35	190	217,406
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 04/01/21(c)	280	293,726
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	100	114,933
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	125	142,529
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	95	121,298
5.00%, 07/01/48	145	184,233
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	165	205,895
4.00%, 07/01/46	310	357,957
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(c)	1,000	1,055,400
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	240	273,278
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(c)	350	350,000

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	$150	$159,862
5.38%, 09/01/41	650	684,417
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	450	467,415
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	400	455,484
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(c)	500	528,560
Fordham University, Series A, 5.50%, 07/01/21(c)	150	159,351
State University Dormitory Facilities, Series A, 5.00%, 07/01/21c)	670	707,118
Touro College & University System, Series A, 5.25%, 01/01/34	1,200	1,372,092
University of Rochester, Series A, 5.13%, 07/01/39	35	35,113
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/44	640	741,779
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	685	816,088
New York University, Series A, 5.00%, 07/01/22(c)	600	657,942
Skidmore College, Series A, 5.25%, 07/01/29	200	211,882
Skidmore College, Series A, 5.25%, 07/01/31	300	317,736
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	1,920	2,201,971
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	210	244,568
Hofstra University Project, 4.00%, 07/01/37	220	258,804
Hofstra University Project, 5.00%, 07/01/47	100	123,857
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	270	320,952
Yonkers Economic Development Corp., RB, Charter School of Educational Excellence Project, Series A, 5.00%, 10/15/54	100	114,237

		16,906,522

Health — 12.5%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/20(c)	300	304,848
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	170	170,534
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	226,668
5.00%, 12/01/46	320	386,176
Series A, 5.00%, 12/01/32	180	199,201
Series A, 5.00%, 12/01/37	250	275,790
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,425	1,485,976
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM):
3.00%, 12/01/44	565	592,945
4.00%, 12/01/49	300	349,638
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	173,176
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	947,196
Series B, 6.00%, 11/01/20(c)	130	134,467
Series B, 6.00%, 11/01/30	20	20,603

Security	Par (000)	Value

Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	$500	$546,320
State of New York Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.75%, 07/01/20(c)	425	431,868
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/38	190	220,670
Catholic Health System Obligation, 4.00%, 07/01/39	250	290,397
Mount Sinai Hospital, Series A, 5.00%, 07/01/20(c)	500	506,855
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,750	1,834,815
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	860	1,008,849

		10,106,992

Housing — 8.7%
City of New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	915	1,031,370
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	400	451,744
Sustainable Development Bonds, Series A, 2.80%, 02/01/50	1,000	1,022,800
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	537,980
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	265	322,553
State of New York HFA, RB, M/F:
Affordable Housing, Series E (SONYMA) ( Fannie Mae), 4.15%, 11/01/47	660	730,725
Housing, Climate Bond Certified, 3.15%, 11/01/54	300	314,232
Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	910	912,375
State of New York Mortgage Agency, Refunding RB, S/F Housing:
Series 213, 4.20%, 10/01/43	715	815,751
Series 225, 2.55%, 04/01/50(d)	925	919,311

		7,058,841

State — 13.4%
City of New York Transitional Finance Authority Building Aid Revenue, RB, Subordinated, Series S1-B, 4.00%, 07/15/42	500	595,025
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	2,195	2,593,788
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 03/15/37	1,070	1,157,986
General Purpose, Series C, 5.00%, 03/15/34	1,000	1,042,870
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	250	312,975
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	555	634,565
Series A, 5.00%, 03/15/36	545	678,416
Series A, 5.00%, 02/15/42	250	307,037
Unrefunded, Series B, 5.00%, 03/15/42	1,000	1,080,030
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	470	602,714
Series A, 5.25%, 03/15/39	1,015	1,325,590
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	500	562,475

		10,893,471

Tobacco — 3.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	250	262,660

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	$400	$403,168
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	750	759,067
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	600	644,784
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	230	252,416
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	285	304,933
5.13%, 06/01/51	355	391,856

		3,018,884

Transportation — 24.3%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	215	261,324
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(c)	270	314,118
Series E, 5.00%, 11/15/38	1,000	1,137,660
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Group 2, Series C (AGM), 4.00%, 11/15/46	1,300	1,533,051
Green Bonds, Series A-1, 5.25%, 11/15/56	250	302,947
Series C-1, 5.00%, 11/15/36	840	1,032,662
Series F, 5.00%, 11/15/30	1,500	1,660,905
Series F, 5.00%, 11/15/35	500	600,825
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,120	1,256,640
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	537,350
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	2,480	2,841,559
5.25%, 01/01/50	165	191,007
(AGM), 4.00%, 07/01/41	300	328,002
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 220th Series, AMT, 4.00%, 11/01/59	665	773,575
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,032,400
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 4.00%, 01/15/43	480	515,213
178th Series, 5.00%, 12/01/43	430	487,792
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/22(c)	1,530	1,646,326
Series I, 5.00%, 01/01/22(c)	1,030	1,107,744
Series J, 5.00%, 01/01/41	500	573,285
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	292,246
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	370	446,953
General, Series A, 5.00%, 11/15/50	500	595,050
Series B, 5.00%, 11/15/38	210	264,380

		19,733,014

Utilities — 14.5%
City of New York Municipal Water & Sewer System, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	245	307,583

Security	Par (000)	Value

Utilities (continued)
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	$1,500	$1,800,015
Long Island Power Authority, RB:
CAB, Electric Systems, Series A (AGM), 0.00%, 06/01/28(b)	3,515	3,067,224
General, 5.00%, 09/01/47	200	245,870
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	1,000	1,327,260
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	125	150,076
State of New York Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	775	928,341
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	370	473,252
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	368,939
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	2,690	3,085,269

		11,753,829

Total Municipal Bonds in New York		111,935,760

Puerto Rico — 6.0%

State — 3.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	590	663,107
Series A-1, 5.00%, 07/01/58	1,510	1,731,019
Series A-2, 4.33%, 07/01/40	188	206,633
Series A-2, 4.78%, 07/01/58	502	567,335

		3,168,094

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	400	411,784

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	615	655,768
5.13%, 07/01/37	175	186,820
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	410	422,558

		1,265,146

Total Municipal Bonds in Puerto Rico		4,845,024

Total Municipal Bonds — 144.0% (Cost — $104,827,319)		116,780,784

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 22.2%

New York — 22.2%

County/City/Special District/School District — 2.5%
City of New York, GO:
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	1,150	1,475,186
Sub-Series I-1, 5.00%, 03/01/36	500	578,470

		2,053,656

Education — 0.7%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	510	574,854

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	$1,130	$1,274,165

State — 3.6%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	303,192
4.00%, 10/15/32	350	398,633
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,000	1,041,500
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,003	1,179,159

		2,922,484

Transportation — 10.2%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,143,967
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, AMT, 5.00%, 10/15/26	1,000	1,064,940
Consolidated, Series 210th, 5.00%, 09/01/48	960	1,223,242
Series194th, 5.25%, 10/15/55	735	893,591
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/53(f)	2,012	2,368,792
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	500	612,080

		8,306,612

Utilities — 3.6%
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	1,500	1,581,165
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,005	1,075,842
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	190	222,803

		2,879,810

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.2% (Cost — $16,576,325)		18,011,581

Total Long-Term Investments — 166.2% (Cost — $121,403,644)		134,792,365

Security	Shares	Value

Short-Term Securities — 0.3%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.95%(g)(h)	203,656	$203,656

Total Short-Term Securities — 0.3% (Cost — $203,656)		203,656

Total Investments — 166.5% (Cost — $121,607,300)		134,996,021

Liabilities in Excess of Other Assets — (0.3)%		(161,080)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.6)%		(9,431,983)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (54.6)%		(44,305,229)

Net Assets Applicable to Common Shares — 100.0%		$81,097,729

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 1, 2026 to July 1, 2027, is $1,980,902. See Note 4 of the Notes to Financial Statements for details.

(g)	Annualized 7-day yield as of period end.

(h)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	273,796	(70,140)	203,656	$203,656	$2,570	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Trust II (BFY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	12	06/19/20	$1,617	$(20,485)
U.S. Long Treasury Bond	24	06/19/20	4,086	(80,701)
5-Year U.S. Treasury Note	13	06/30/20	1,596	(14,947)

				$(116,133)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$116,133	$—	$116,133

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(212,399)	$—	$ (212,399)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(104,954)	$—	$ (104,954)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	6,704,352

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock New York Municipal Income Trust II (BFY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$134,792,365	$—	$134,792,365
Short-Term Securities	203,656	—	—	203,656

	$203,656	$134,792,365	$—	$134,996,021

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(116,133)	$—	$—	$(116,133)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(9,400,357)	$—	$(9,400,357)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

	$—	$(53,800,357)	$—	$(53,800,357)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) February 29, 2020	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 123.4%

Virginia — 112.7%

County/City/Special District/School District — 24.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	$250	$284,835
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 03/01/45(a)	250	270,575
City of Norfolk Virginia, GO, Capital Improvement, 5.00%, 08/01/28(b)	500	664,560
City of Norfolk Virginia, GO, Refunding(b):
5.00%, 08/01/23	500	570,975
City of Portsmouth Virginia, GO, Refunding, Series D(b):
5.00%, 07/15/20	500	507,670
City of Suffolk Virginia, GO, Refunding, 5.00%, 06/01/21(b)	1,000	1,051,960
County of Fairfax Virginia EDA, RB:
Metrorail Parking System Projects, 5.00%, 04/01/36	775	964,642
Silverline Phase I Project, 5.00%, 04/01/20(b)	750	752,438
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	513,910
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 03/01/35(a)	245	265,475
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 03/01/36	250	261,930

		6,108,970

Education — 21.0%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 06/01/20(b)	355	358,628
Salem EDA, Refunding RB, 4.00%, 04/01/45	250	290,250
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	100	108,993
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 03/01/41	1,000	1,000,000
Marymount University Project, Series A, 5.00%, 07/01/45(a)	400	435,972
Washington & Lee University Project (NPFGC), 5.25%, 01/01/26	500	580,545
Washington & Lee University Project (NPFGC), 5.25%, 01/01/31	1,000	1,323,520
Virginia Small Business Financing Authority, RB:
Covanta Project, AMT, 5.00%, 01/01/48(a)(c)	200	219,534
Roanoke College, 5.75%, 04/01/41	500	501,900
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	545,145

		5,364,487

Health — 32.4%
Chesapeake Hospital Authority, Refunding RB, Chesapeake Regional Medical Center, 4.00%, 07/01/43	680	786,087
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28(d)	870	975,113
County of Fairfax Virginia EDA, Refunding RB, Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	548,380
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 05/15/44	450	519,449
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 07/01/42	500	525,090
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 06/01/26	145	151,712
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	500	531,310
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	758,758

Security	Par (000)	Value

Health (continued)
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc.—Harbor’s Edge Project, Series B, 4.00%, 01/01/25	$200	$200,256
Roanoke Virginia EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 07/01/30	795	870,748
Carilion Health System (AGM), 5.00%, 07/01/20(b)(c)	5	5,069
Carilion Health System, Series B (AGM), 5.00%, 07/01/38	495	501,524
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	250	273,035
Winchester Virginia EDA, Refunding RB, Valley Health System Obligation:
5.00%, 01/01/44	1,000	1,176,600
Series A, 5.00%, 01/01/44	400	452,764

		8,275,895

Housing — 12.1%
Virginia HDA, RB, M/F:
Housing, Rental Housing, Series A, 5.25%, 05/01/41	750	769,695
Housing, Rental Housing, Series B, 4.00%, 06/01/53	625	691,469
Housing, Rental Housing, Series F, 5.25%, 10/01/38	250	281,860
Housing, Series E, 2.50%, 12/01/22	250	250,185
Rental Housing, Series D, 3.90%, 10/01/48	985	1,091,212

		3,084,421

State — 1.7%
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B, 4.00%, 08/01/21(b)	405	423,185

Tobacco — 3.6%
Tobacco Settlement Financing Corp., Refunding RB, Senior:
Convertible, Series B-2, 5.20%, 06/01/46	500	506,685
Series B-1, 5.00%, 06/01/47	410	412,927

		919,612

Transportation — 11.3%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 07/15/22	315	334,486
Virginia Port Authority, RB, 5.00%, 07/01/20(b)	500	506,855
Virginia Small Business Financing Authority, RB, AMT:
95 Express Lanes LLC Project, 5.00%, 07/01/49	500	531,430
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	820	906,838
Transform 66 P3 Project, 5.00%, 12/31/49	500	592,645

		2,872,254

Utilities — 6.6%
County of Fairfax Virginia Water Authority, Refunding RB, 5.00%, 04/01/44	300	376,416
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/42	1,065	1,306,499

		1,682,915

Total Municipal Bonds in Virginia		28,731,739

California — 2.0%

Tobacco — 2.0%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	500	531,390

Ohio — 1.1%

Tobacco — 1.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	100	100,029
5.88%, 06/01/47	180	180,081

Total Municipal Bonds in Ohio		280,110

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 7.6%

State — 5.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	$242	$271,986
Series A-1, 5.00%, 07/01/58	468	536,501
Series A-2, 4.33%, 07/01/40	391	429,752
Series A-2, 4.78%, 07/01/58	129	145,790

		1,384,029

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	140	144,124

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	200	213,258
5.13%, 07/01/37	55	58,715
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	130	133,982

		405,955

Total Municipal Bonds in Puerto Rico		1,934,108

Total Municipal Bonds — 123.4% (Cost — $29,133,826)		31,477,347

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 42.1%

District of Columbia — 7.4%

Transportation — 7.4%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,503	1,875,777

Virginia — 34.7%

Health — 13.6%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	2,000	2,459,200
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,007,137

		3,466,337

Security	Par (000)	Value

Transportation — 21.1%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	$4,308	$5,385,053

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Virginia — 34.7%		8,851,390

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.1% (Cost — $9,774,852)		10,727,167

Total Long-Term Investments — 165.5% (Cost — $38,908,678)		42,204,514

Other Assets Less Liabilities — 1.0%		245,483

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.2)%		(5,410,237)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (45.3)%		(11,542,393)

Net Assets Applicable to Common Shares — 100.0%		$25,497,367

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 1, 2024, is $1,051,389. See Note 4 of the Notes to Financial Statements for details.

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	451,840	(451,840)	—	$—	$2,668	$7	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	6	06/19/20	$809	$(10,133)
U.S. Long Treasury Bond	7	06/19/20	1,192	(23,538)
5-Year U.S. Treasury Note	2	06/30/20	246	(2,354)

				$(36,025)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$36,025	$—	$36,025

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(66,622)	$—	$(66,622)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(32,315)	$—	$(32,315)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	2,121,633

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$42,204,514	$—	$42,204,514

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$(36,025)	$—	$—	$(36,025)

(a)	See above Schedule of Investments for values in each sector.
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(5,396,436)	$—	$(5,396,436)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,996,436)	$—	$(16,996,436)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities  (unaudited)

February 29, 2020

	BZM	MHE	MHN	BQH

ASSETS
Investments at value — unaffiliated(a)	$51,124,333	$54,503,468	$784,766,238	$76,628,312
Investments at value — affiliated(b)	624,286	778,202	622,813	229,800
Cash	564	960	52,511	1,159
Cash pledged for futures contracts	37,350	44,050	306,850	57,350
Receivables:
Investments sold	—	—	340,541	1,076,600
Dividends — affiliated	534	662	1,196	74
Interest — unaffiliated	498,011	575,733	8,469,038	794,798
Prepaid expenses	10,755	12,435	43,818	73,633

Total assets	52,295,833	55,915,510	794,603,005	78,861,726

ACCRUED LIABILITIES
Payables:
Investments purchased	—	—	2,669,417	710,496
Income dividend distributions — Common Shares	82,243	94,841	1,385,375	134,405
Interest expense and fees	7,252	14,077	210,289	31,409
Investment advisory fees	50,587	45,041	702,542	69,331
Trustees’ and Officer’s fees	11,983	259	233,539	11,728
Other accrued expenses	37,842	45,916	132,667	21,464
Variation margin on futures contracts	38,727	45,720	364,181	58,687

Total accrued liabilities	228,634	245,854	5,698,010	1,037,520

OTHER LIABILITIES
TOB Trust Certificates	2,999,064	3,136,631	58,942,870	8,628,425
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)	15,941,917	18,349,843	243,270,425	22,007,148

Total other liabilities	18,940,981	21,486,474	302,213,295	30,635,573

Total liabilities	19,169,615	21,732,328	307,911,305	31,673,093

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$33,126,218	$34,183,182	$486,691,700	$47,188,633

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$29,501,793	$29,297,199	$432,632,271	$39,687,618
Accumulated earnings	3,624,425	4,885,983	54,059,429	7,501,015

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$33,126,218	$34,183,182	$486,691,700	$47,188,633

Net asset value per Common Share	$15.91	$14.42	$15.63	$16.85

(a) Investments at cost — unaffiliated	$47,171,881	$49,067,348	$710,188,276	$67,745,833
(b) Investments at cost — affiliated	$624,223	$778,195	$622,813	$229,800
(c) Preferred Shares outstanding:
Par value $0.001 per share	160	—		221
Par value $0.01 per share	—	185	—	—
Par value $0.10 per share	—	—	2,436	—
(d) Preferred Shares authorized	unlimited	unlimited	14,956	unlimited
(e) Par value per Common Shares	$0.001	$0.010	$0.1000	$0.001
(f) Common Shares outstanding	2,082,096	2,371,023	31,132,023	2,800,105
(g) Common Shares authorized	unlimited	unlimited	199,985,044	unlimited

See notes to financial statements.

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

February 29, 2020

	BSE	BFY	BHV

ASSETS
Investments at value — unaffiliated(a)	$165,811,149	$134,792,365	$42,204,514
Investments at value — affiliated(b)	251,858	203,656	—
Cash	2,123	2,328	—
Cash pledged for futures contracts	106,300	91,400	28,950
Receivables:
Dividends — affiliated	93	536	52
Interest — unaffiliated	1,799,117	1,427,532	471,765
Prepaid expenses	35,041	42,230	1,036

Total assets	168,005,681	136,560,047	42,706,317

ACCRUED LIABILITIES
Bank overdraft	—	—	75,918
Payables:
Investments purchased	1,502,445	1,221,150	—
Income dividend distributions — Common Shares	264,046	245,241	73,126
Interest expense and fees	77,479	31,626	13,801
Investment advisory fees	147,971	120,202	35,852
Trustees’ and Officer’s fees	11,133	13,649	8,950
Other accrued expenses	43,338	28,663	32,567
Variation margin on futures contracts	113,653	96,201	29,907

Total accrued liabilities	2,160,065	1,756,732	270,121

OTHER LIABILITIES
TOB Trust Certificates	23,702,391	9,400,357	5,396,436
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)	40,399,506	44,305,229	11,542,393

Total other liabilities	64,101,897	53,705,586	16,938,829

Total liabilities	66,261,962	55,462,318	17,208,950

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$101,743,719	$81,097,729	$25,497,367

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$89,248,714	$69,624,340	$22,889,478
Accumulated earnings	12,495,005	11,473,389	2,607,889

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$101,743,719	$81,097,729	$25,497,367

Net asset value per Common Share	$15.61	$16.20	$15.86

(a) Investments at cost — unaffiliated	$150,560,137	$121,403,644	$38,908,678
(b) Investments at cost — affiliated	$251,858	$203,656	$—
(c) Preferred Shares outstanding:
Par value $ 0.001 per share	405	444	116
(d) Preferred Shares authorized	unlimited	unlimited	unlimited
(e) Par value per Common Shares	$0.001	$0.001	$0.001
(f) Common Shares outstanding	6,519,660	5,004,922	1,607,161
(g) Common Shares authorized	unlimited	unlimited	unlimited

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations  (unaudited)

Six Months Ended February 29, 2020

	BZM	MHE	MHN	BQH

INVESTMENT INCOME
Dividends — affiliated	$4,323	$4,455	$8,616	$1,648
Interest — unaffiliated	939,778	1,032,071	14,213,094	1,420,317

Total investment income	944,101	1,036,526	14,221,710	1,421,965

EXPENSES
Investment advisory	165,675	136,338	2,113,859	246,111
Liquidity fees	52,750	—	12,366	1,122
Professional	22,835	20,070	42,421	22,685
Rating agency	16,431	16,431	22,049	22,045
Accounting services	10,671	10,890	55,826	12,438
Transfer agent	7,641	8,254	15,315	5,978
Remarketing fees on Preferred Shares	5,662	—	12,141	1,102
Registration	5,410	5,398	5,753	4,506
Printing	3,221	3,241	5,628	3,395
Custodian	1,033	899	5,980	1,251
Trustees and Officer	283	775	6,046	314
Miscellaneous	4,985	3,185	6,324	6,839

Total expenses excluding interest expense, fees and amortization of offering costs	296,597	205,481	2,303,708	327,786
Interest expense, fees and amortization of offering costs(a)	133,540	208,331	3,004,074	299,723

Total expenses	430,137	413,812	5,307,782	627,509
Less fees waived and/or reimbursed by the Manager	(13,146)	(429)	(130,563)	(37,912)

Total expenses after fees waived and/or reimbursed	416,991	413,383	5,177,219	589,597

Net investment income	527,110	623,143	9,044,491	832,368

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	(81,415)	(99,479)	(755,175)	(135,062)
Investments — affiliated	(28)	157	—	—
Investments — unaffiliated	30,144	20,467	437,127	112,951

	(51,299)	(78,855)	(318,048)	(22,111)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(40,677)	(49,238)	(362,152)	(63,374)
Investments — affiliated	103	10	—	—
Investments — unaffiliated	656,479	756,013	10,090,635	1,074,679

	615,905	706,785	9,728,483	1,011,305

Net realized and unrealized gain	564,606	627,930	9,410,435	989,194

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$1,091,716	$1,251,073	$18,454,926	$1,821,562

(a)	Related to TOB Trusts and/or VRDP Shares.

See notes to financial statements.

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended February 29, 2020

	BSE	BFY	BHV

INVESTMENT INCOME
Dividends — affiliated	$424	$2,570	$2,668
Interest — unaffiliated	2,929,811	2,541,606	793,192

Total investment income	2,930,235	2,544,176	795,860

EXPENSES
Investment advisory	444,616	361,472	135,312
Professional	26,111	24,250	15,690
Rating agency	22,045	22,046	16,431
Accounting services	20,011	14,082	7,308
Transfer agent	9,045	8,624	7,602
Custodian	6,536	1,783	1,135
Registration	4,506	5,266	5,453
Printing	3,692	3,595	3,162
Trustees and Officer	3,619	2,829	409
Liquidity fees	2,056	2,254	38,248
Remarketing fees on Preferred Shares	2,019	2,213	4,106
Miscellaneous	4,137	3,930	5,126

Total expenses excluding interest expense, fees and amortization of offering costs	548,393	452,344	239,982
Interest expense, fees and amortization of offering costs(a)	618,735	530,330	125,459

Total expenses	1,167,128	982,674	365,441
Less fees waived and/or reimbursed by the Manager	(21)	(111)	(27,295)

Total expenses after fees waived and/or reimbursed	1,167,107	982,563	338,146

Net investment income	1,763,128	1,561,613	457,714

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	(245,661)	(212,399)	(66,622)
Investments — affiliated	—	—	7
Investments — unaffiliated	222,906	160,376	49,115

	(22,755)	(52,023)	(17,500)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(123,505)	(104,954)	(32,315)
Investments — unaffiliated	1,705,983	1,506,229	394,791

	1,582,478	1,401,275	362,476

Net realized and unrealized gain	1,559,723	1,349,252	344,976

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$3,322,851	$2,910,865	$802,690

(a)	Related to TOB Trusts and/or VRDP Shares.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

	BZM		MHE
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$527,110	$992,587	$623,143	$1,185,123
Net realized loss	(51,299)	(383,365)	(78,855)	(253,951)
Net change in unrealized appreciation (depreciation)	615,905	2,155,745	706,785	2,193,534

Net increase in net assets applicable to Common Shareholders resulting from operations	1,091,716	2,764,967	1,251,073	3,124,706

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(474,021)	(1,278,380)	(569,046)	(1,232,944)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	7,759	6,379	—	—

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	625,454	1,492,966	682,027	1,891,762
Beginning of period	32,500,764	31,007,798	33,501,155	31,609,393

End of period	$33,126,218	$32,500,764	$34,183,182	$33,501,155

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	MHN		BQH
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$9,044,491	$17,189,332	$832,368	$1,499,702
Net realized loss	(318,048)	(6,709,873)	(22,111)	(486,060)
Net change in unrealized appreciation (depreciation)	9,728,483	38,335,444	1,011,305	3,660,084

Net increase in net assets applicable to Common Shareholders resulting from operations	18,454,926	48,814,903	1,821,562	4,673,726

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(8,312,250)	(16,634,680)	(806,430)	(1,585,008)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	10,142,676	32,180,223	1,015,132	3,088,718
Beginning of period	476,549,024	444,368,801	46,173,501	43,084,783

End of period	$486,691,700	$476,549,024	$47,188,633	$46,173,501

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets  (continued)

	BSE		BFY
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$1,763,128	$3,274,648	$1,561,613	$2,986,527
Net realized loss	(22,755)	(1,178,690)	(52,023)	(947,556)
Net change in unrealized appreciation (depreciation)	1,582,478	7,545,804	1,401,275	5,636,326

Net increase in net assets applicable to Common Shareholders resulting from operations	3,322,851	9,641,762	2,910,865	7,675,297

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(1,584,277)	(3,168,555)	(1,471,447)	(2,948,084)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	1,738,574	6,473,207	1,439,418	4,727,213
Beginning of period	100,005,145	93,531,938	79,658,311	74,931,098

End of period	$101,743,719	$100,005,145	$81,097,729	$79,658,311

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BHV
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$457,714	$930,452
Net realized loss	(17,500)	(104,620)
Net change in unrealized appreciation (depreciation)	362,476	1,298,796

Net increase in net assets applicable to Common Shareholders resulting from operations	802,690	2,124,628

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(438,702)	(1,050,654)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	14,849	38,664

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	378,837	1,112,638
Beginning of period	25,118,530	24,005,892

End of period	$25,497,367	$25,118,530

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Cash Flows  (unaudited)

Six Months Ended February 29, 2020

	BZM	MHE	MHN	BQH

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$1,091,716	$1,251,073	$18,454,926	$1,821,562
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	1,812,890	5,920,000	20,960,133	6,783,952
Purchases of long-term investments	(1,702,513)	(5,327,474)	(26,198,099)	(7,403,828)
Net proceeds from sales of short-term securities	(224,943)	(701,818)	(279,705)	(165,349)
Amortization of premium and accretion of discount on investments and other fees	142,145	136,778	2,198,426	156,531
Net realized gain (loss) on investments	(30,116)	(20,624)	(437,127)	(112,951)
Net unrealized appreciation (depreciation) on investments	(656,582)	(756,023)	(10,090,635)	(1,074,679)

(Increase) Decrease in Assets:
Receivables:
Dividends — affiliated	220	(598)	(91)	20
Interest — unaffiliated	(8,161)	35,335	(8,648)	20,712
Variation margin on futures contracts	—	24	—	—
Prepaid expenses	21,758	17,530	(14,600)	(13,785)

Increase (Decrease) in Liabilities:
Payables:
Interest expense and fees	(2,754)	(3,354)	(50,991)	(8,738)
Investment advisory fees	24,499	21,720	361,807	33,883
Trustees’ and Officer’s fees	(513)	(24)	(24,236)	(503)
Other accrued expenses	(50,127)	(48,947)	(84,258)	(54,880)
Variation margin on futures contracts	37,977	44,970	353,119	57,937

Net cash provided by operating activities	455,496	568,568	5,140,021	39,884

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(459,790)	(569,046)	(8,312,250)	(806,430)
Repayments of TOB Trust Certificates	—	—	(994,123)	—
Proceeds from TOB Trust Certificates	—	—	4,038,350	771,023
Amortization of deferred offering costs	1,514	3,899	7,700	2,909

Net cash used for financing activities	(458,276)	(565,147)	(5,260,323)	(32,498)

CASH
Net increase (decrease) in restricted and unrestricted cash	(2,780)	3,421	(120,302)	7,386
Restricted and unrestricted cash at beginning of period	40,694	41,589	479,663	51,123

Restricted and unrestricted cash at end of period	$37,914	$45,010	$359,361	$58,509

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$134,780	$207,786	$3,047,365	$305,552

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of dividends paid to Common Shareholders	$7,759	$—	$—	$—

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$564	$960	$52,511	$1,159
Cash pledged:
Futures contracts	37,350	44,050	306,850	57,350

	$37,914	$45,010	$359,361	$58,509

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$9,344	$9,539	$109,813	$11,773
Cash pledged:
Futures contracts	31,350	32,050	369,850	39,350

	$40,694	$41,589	$479,663	$51,123

See notes to financial statements.

62	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Cash Flows  (unaudited) (continued)

Six Months Ended February 29, 2020

	BSE	BFY	BHV

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$3,322,851	$2,910,865	$802,690
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	8,911,794	7,818,077	3,133,438
Purchases of long-term investments	(10,781,896)	(9,327,283)	(3,767,815)
Net proceeds from sales of short-term securities	(251,858)	70,140	451,892
Amortization of premium and accretion of discount on investments and other fees	504,655	246,123	117,197
Net realized gain (loss) on investments	(222,906)	(160,376)	(49,122)
Net unrealized appreciation (depreciation) on investments	(1,705,983)	(1,506,229)	(394,791)

(Increase) Decrease in Assets:
Receivables:
Dividends — affiliated	234	344	46
Interest — unaffiliated	(1,569)	(22,556)	25,928
Prepaid expenses	26,300	27,111	21,821

Increase (Decrease) in Liabilities:
Payables:
Interest expense and fees	(22,911)	(7,711)	(4,875)
Investment advisory fees	72,256	58,688	17,298
Trustees’ and Officer’s fees	(501)	(605)	(377)
Other accrued expenses	(60,241)	(59,172)	(34,297)
Variation margin on futures contracts	111,215	94,607	29,438

Net cash provided by (used for) operating activities	(98,560)	142,023	348,471

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(1,584,277)	(1,471,447)	(423,811)
Proceeds from TOB Trust Certificates	1,652,194	1,341,782	—
Increase in bank overdraft	—	—	75,918
Amortization of deferred offering costs	3,116	3,157	1,289

Net cash (provided by) used for financing activities	71,033	(126,508)	(346,604)

CASH
Net increase (decrease) in restricted and unrestricted cash	$(27,527)	$15,515	$1,867
Restricted and unrestricted cash at beginning of period	135,950	78,213	27,083

Restricted and unrestricted cash at end of period	$108,423	$93,728	$28,950

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$638,530	$534,884	$129,045

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of dividends paid to Common Shareholders	$—	$—	$14,849

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$2,123	$2,328	$—
Cash pledged:
Futures contracts	106,300	91,400	28,950

	$108,423	$93,728	$28,950

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$60,650	$17,813	$6,133
Cash pledged:
Futures contracts	75,300	60,400	20,950

	$135,950	$78,213	$27,083

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

(For a share outstanding throughout each period)

	BZM
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019		2018	2017	2016	2015

Net asset value, beginning of period	$15.61		$14.90		$15.32	$15.97	$14.96	$15.20

Net investment income(a)	0.25		0.48		0.55	0.59	0.61	0.63
Net realized and unrealized gain (loss)	0.28		0.85		(0.36)	(0.67)	1.02	(0.19)

Net increase (decrease) from investment operations	0.53		1.33		0.19	(0.08)	1.63	0.44

Distributions to Common Shareholders(b)
From net investment income	(0.23)		(0.55)		(0.57)	(0.57)	(0.62)	(0.68)
From net realized gain	—		(0.07)		(0.04)	—	—	—

Total distributions to Common Shareholders	(0.23)		(0.62)		(0.61)	(0.57)	(0.62)	(0.68)

Net asset value, end of period	$15.91		$15.61		$14.90	$15.32	$15.97	$14.96

Market price, end of period	$17.50		$14.42		$14.04	$14.29	$16.06	$14.44

Total Return Applicable to Common Shareholders(c)
Based on net asset value	3.46	%(d)	9.40%		1.67%	(0.31)%	11.15%	3.07%

Based on market price	23.19	%(d)	7.25%		2.71%	(7.53)%	15.80%	3.64%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.68	%(e)(f)	3.10	%(f)	2.75%	2.35%	2.10%	1.96%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.60	%(e)(f)	3.02	%(f)	2.67%	2.27%	2.02%	1.88%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs(g)(h)	1.77	%(e)(f)	1.88	%(f)	1.78%	1.75%	1.83%	1.41%

Net investment income to Common Shareholders	3.29	%(e)(f)	3.21	%(f)	3.63%	3.87%	3.98%	4.19%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$33,126		$32,501		$31,008	$31,893	$33,202	$31,073

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$16,000		$16,000		$16,000	$16,000	$16,000	$16,000

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$307,039		$303,130		$293,799	$299,333	$307,510	$294,207

Borrowings outstanding, end of period (000)	$2,999		$2,999		$2,637	$2,134	$1,500	$1,500

Portfolio turnover rate	3%		16%		16%	12%	11%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/29/20 (unaudited)	Year Ended August 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	—%	—%	—%	—%

(g)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(h)	The total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were as follows:

	Six Months Ended 02/29/20 (unaudited)	Year Ended August 31,
		2019	2018	2017	2016	2015
Expense ratios	1.40%	1.45%	1.38%	1.31%	1.39%	1.33%

See notes to financial statements.

64	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MHE
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$14.13		$13.33	$13.98	$14.69	$13.89	$14.02

Net investment income(a)	0.26		0.50	0.55	0.62	0.65	0.68
Net realized and unrealized gain (loss)	0.27		0.82	(0.62)	(0.69)	0.83	(0.10)

Net increase (decrease) from investment operations	0.53		1.32	(0.07)	(0.07)	1.48	0.58

Distributions to Common Shareholders from net investment income(b)	(0.24)		(0.52)	(0.58)	(0.64)	(0.68)	(0.71)

Net asset value, end of period	$14.42		$14.13	$13.33	$13.98	$14.69	$13.89

Market price, end of period	$13.37		$12.96	$12.38	$14.00	$15.32	$13.26

Total Return Applicable to Common Shareholders(c)
Based on net asset value	3.88	%(d)	10.52%	(0.41)%	(0.34)%	11.01%	4.25%

Based on market price	5.01	%(d)	9.15%	(7.64)%	(4.30)%	21.27%	1.47%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.51	%(e)(f)	2.89%	2.50%	2.17%	1.77%	1.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.50	%(e)(f)	2.89%	2.50%	2.17%	1.77%	1.71%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs(g)	1.24	%(e)(f)	1.29%	1.20%	1.18%	1.15%	1.15%

Net investment income to Common Shareholders	3.77	%(e)(f)	3.74%	4.08%	4.44%	4.53%	4.82%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$34,183		$33,501	$31,609	$33,115	$34,772	$32,864

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$18,500		$18,500	$18,500	$18,500	$18,500	$18,500

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$284,774		$281,087	$270,862	$279,002	$287,959	$277,646

Borrowings outstanding, end of period (000)	$3,137		$3,137	$3,136	$1,421	$751	$—

Portfolio turnover rate	10%		10%	17%	18%	30%	8%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MHN
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.31		$14.27	$14.93	$15.69	$14.81	$14.98

Net investment income(a)	0.29		0.55	0.60	0.69	0.75	0.80
Net realized and unrealized gain (loss)	0.30		1.02	(0.64)	(0.75)	0.91	(0.15)

Net increase (decrease) from investment operations	0.59		1.57	(0.04)	(0.06)	1.66	0.65

Distributions to Common Shareholders from net investment income(b)	(0.27)		(0.53)	(0.62)	(0.70)	(0.78)	(0.82)

Net asset value, end of period	$15.63		$15.31	$14.27	$14.93	$15.69	$14.81

Market price, end of period	$14.00		$13.74	$12.35	$14.36	$15.04	$13.65

Total Return Applicable to Common Shareholders(c)
Based on net asset value	4.08	%(d)	11.88%	0.22%	0.04%	11.63%	4.88%

Based on market price	3.87	%(d)	16.02%	(9.82)%	0.37%	16.10%	6.16%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.26	%(e)	2.62%	2.45%	2.13%	1.68%	1.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.21	%(e)	2.55%	2.36%	2.05%	1.62%	1.52%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)(g)	0.93	%(e)	0.94%	0.94%	0.96%	0.95%	0.95%

Net investment income to Common Shareholders	3.86	%(e)	3.82%	4.15%	4.65%	4.91%	5.35%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$486,692		$476,549	$444,369	$464,818	$488,318	$461,159

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,600		$243,600	$243,600	$243,600	$243,600	$243,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$299,791		$295,628	$282,417	$290,812	$300,459	$289,310

Borrowings outstanding, end of period (000)	$58,943		$55,899	$64,262	$70,007	$76,443	$53,308

Portfolio turnover rate	3%		23%	15%	17%	13%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were as follows:

	Six Months Ended 02/29/20 (unaudited)	Year Ended August 31,
		2019	2018	2017	2016	2015
Expense ratios	0.92%	0.93%	0.94%	0.95%	0.94%	0.94%

See notes to financial statements.

66	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BQH
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$16.49		$15.39	$16.11	$16.99	$15.75	$15.77

Net investment income(a)	0.30		0.54	0.60	0.67	0.71	0.74
Net realized and unrealized gain (loss)	0.35		1.13	(0.69)	(0.84)	1.27	0.03

Net increase (decrease) from investment operations	0.65		1.67	(0.09)	(0.17)	1.98	0.77

Distributions to Common Shareholders from net investment income(b)	(0.29)		(0.57)	(0.63)	(0.71)	(0.74)	(0.79)

Net asset value, end of period	$16.85		$16.49	$15.39	$16.11	$16.99	$15.75

Market price, end of period	$15.85		$14.94	$13.01	$14.55	$15.70	$13.66

Total Return Applicable to Common Shareholders(c)
Based on net asset value	4.12	%(d)	11.61%	(0.03)%	(0.47)%	13.22%	5.57%

Based on market price	8.10	%(d)	19.61%	(6.44)%	(2.73)%	20.63%	4.18%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.76	%(e)	3.53%	2.78%	2.44%	2.10%	2.08%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.60	%(e)	3.19%	2.61%	2.28%	2.07%	2.07%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)(g)	1.28	%(e)	1.55%	1.26%	1.24%	1.48%	1.91%

Net investment income to Common Shareholders	3.67	%(e)	3.45%	3.84%	4.21%	4.31%	4.68%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$47,189		$46,174	$43,085	$45,113	$47,581	$44,111

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$22,100		$22,100	$22,100	$22,100	$22,100	$22,100

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$313,523		$308,930	$294,954	$304,132	$315,300	$299,597

Borrowings outstanding, end of period (000)	$8,628		$7,857	$6,560	$6,521	$6,381	$5,070

Portfolio turnover rate	10%		24%	11%	17%	13%	22%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were as follows:

	Six Months Ended 02/29/20 (unaudited)	2019	2018	2017	2016	2015
Expense ratios	1.27%	1.55%	1.26%	1.24%	1.41%	1.41%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BSE
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.34		$14.35	$15.04	$15.84	$14.81	$14.92

Net investment income(a)	0.27		0.50	0.55	0.63	0.68	0.70
Net realized and unrealized gain (loss)	0.24		0.98	(0.68)	(0.80)	1.03	(0.08)

Net increase (decrease) from investment operations	0.51		1.48	(0.13)	(0.17)	1.71	0.62

Distributions to Common Shareholders from net investment income(b)	(0.24)		(0.49)	(0.56)	(0.63)	(0.68)	(0.73)

Net asset value, end of period	$15.61		$15.34	$14.35	$15.04	$15.84	$14.81

Market price, end of period	$13.66		$13.86	$12.65	$13.55	$14.84	$12.99

Total Return Applicable to Common Shareholders(c)
Based on net asset value	3.55	%(d)	11.02%	(0.33)%	(0.55)%	12.22%	4.88%

Based on market price	0.30	%(d)	13.79%	(2.47)%	(4.36)%	19.87%	4.29%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.37	%(e)	2.75%	2.41%	2.10%	1.76%	1.70%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.37	%(e)	2.75%	2.41%	2.09%	1.75%	1.70%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)(g)	1.11	%(e)	1.17%	1.10%	1.10%	1.17%	1.51%

Net investment income to Common Shareholders	3.58	%(e)	3.46%	3.77%	4.23%	4.40%	4.72%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$101,744		$100,005	$93,532	$98,076	$103,296	$96,587

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$40,500		$40,500	$40,500	$40,500	$40,500	$40,500

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$351,219		$346,926	$330,943	$342,162	$355,052	$338,486

Borrowings outstanding, end of period (000)	$23,702		$22,050	$21,702	$20,604	$21,873	$18,091

Portfolio turnover rate	5%		24%	16%	13%	8%	20%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were as follows:

	Six Months Ended 02/29/20 (unaudited)	2019	2018	2017	2016	2015
Expense ratios	1.11%	1.17%	1.10%	1.10%	1.12%	1.09%

See notes to financial statements.

68	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BFY
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.92		$14.97	$15.71	$16.58	$15.57	$15.66

Net investment income(a)	0.31		0.60	0.64	0.71	0.78	0.82
Net realized and unrealized gain (loss)	0.26		0.94	(0.72)	(0.82)	1.06	(0.07)

Net increase (decrease) from investment operations	0.57		1.54	(0.08)	(0.11)	1.84	0.75

Distributions to Common Shareholders from net investment income(b)	(0.29)		(0.59)	(0.66)	(0.76)	(0.83)	(0.84)

Net asset value, end of period	$16.20		$15.92	$14.97	$15.71	$16.58	$15.57

Market price, end of period	$14.37		$14.21	$12.77	$15.51	$17.01	$14.16

Total Return Applicable to Common Shareholders(c)
Based on net asset value	3.83	%(d)	11.14%	(0.08)%	(0.37)%	12.24%	5.33%

Based on market price	3.19	%(d)	16.29%	(13.66)%	(4.13)%	26.61%	7.00%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.51	%(e)	2.91%	2.57%	2.21%	1.86%	1.83%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.51	%(e)	2.91%	2.56%	2.21%	1.85%	1.83%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)(g)	1.15	%(e)	1.22%	1.13%	1.12%	1.23%	1.69%

Net investment income to Common Shareholders	3.98	%(e)	3.96%	4.20%	4.60%	4.83%	5.25%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$81,098		$79,658	$74,931	$78,641	$82,927	$77,854

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$44,400		$44,400	$44,400	$44,400	$44,400	$44,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$282,653		$279,411	$268,764	$277,119	$286,771	$275,347

Borrowings outstanding, end of period (000)	$9,400		$8,059	$7,475	$7,817	$8,061	$5,895

Portfolio turnover rate	6%		26%	12%	14%	17%	20%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were as follows:

	Six Months Ended 02/29/20 (unaudited)	Year Ended August 31,
		2019	2018	2017	2016	2015
Expense ratios	1.14%	1.22%	1.13%	1.12%	1.16%	1.13%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BHV
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.64		$14.97	$15.75	$16.56	$15.90	$15.95

Net investment income(a)	0.28		0.58	0.69	0.78	0.81	0.81
Net realized and unrealized gain (loss)	0.21		0.74	(0.69)	(0.83)	0.66	(0.01)

Net increase (decrease) from investment operations	0.49		1.32	—	(0.05)	1.47	0.80

Distributions to Common Shareholders from net investment income(b)	(0.27)		(0.65)	(0.78)	(0.76)	(0.81)	(0.85)

Net asset value, end of period	$15.86		$15.64	$14.97	$15.75	$16.56	$15.90

Market price, end of period	$16.25		$16.54	$16.56	$18.68	$19.14	$16.70

Total Return Applicable to Common Shareholders(c)
Based on net asset value	3.15	%(d)	8.94%	(0.20)%	(0.44)%	9.05%	5.02%

Based on market price	(0.07	)%(d)	4.15%	(6.91)%	2.17%	20.00%	7.61%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.96	%(e)	3.37%	2.94%	2.46%	2.16%	1.98%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.73	%(e)	3.15%	2.72%	2.25%	1.95%	1.77%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)(g)	1.72	%(e)	1.82%	1.70%	1.61%	1.70%	1.30%

Net investment income to Common Shareholders	3.70	%(e)	3.88%	4.51%	4.95%	5.00%	5.08%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$25,497		$25,119	$24,006	$25,216	$26,462	$25,336

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$11,600		$11,600	$11,600	$11,600	$11,600	$11,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$319,805		$316,539	$306,947	$317,375	$328,121	$318,414

Borrowings outstanding, end of period (000)	$5,396		$5,396	$5,396	$4,360	$3,860	$3,019

Portfolio turnover rate	8%		17%	26%	10%	6%	9%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were as follows:

	Six Months Ended 02/29/20 (unaudited)	Year Ended August 31,
		2019	2018	2017	2016	2015
Expense ratios	1.38%	1.42%	1.32%	1.22%	1.30%	1.23%

See notes to financial statements.

70	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Maryland Municipal Bond Trust	BZM	Delaware	Non-diversified
BlackRock Massachusetts Tax-Exempt Trust	MHE	Massachusetts	Non-diversified
BlackRock MuniHoldings New York Quality Fund, Inc.	MHN	Maryland	Non-diversified
BlackRock New York Municipal Bond Trust	BQH	Delaware	Diversified
BlackRock New York Municipal Income Quality Trust	BSE	Delaware	Non-diversified
BlackRock New York Municipal Income Trust II	BFY	Delaware	Non-diversified
BlackRock Virginia Municipal Bond Trust	BHV	Delaware	Non-diversified

The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts,) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (unaudited) (continued)

Recent Accounting Standards: The Trusts have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Trusts have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Trusts applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at August 31, 2019 are as follows:

BZM	$47,793,567
MHE	49,852,405
MHN	704,696,441
BQH	68,195,092
BSE	148,154,376
BHV	38,794,268

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Trusts.

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

72	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Trusts) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a trust to borrow money for purposes of making investments. MHE’s management believes that each fund’s restrictions on borrowings do not apply to the fund’s TOB Trust transactions. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements  (unaudited) (continued)

Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expenses	Total
BZM	$18,238	$6,852	$1,859	$26,949
MHE	19,272	5,677	2,715	27,664
MHN	352,334	120,906	39,507	512,747
BQH	51,103	16,615	5,768	73,486
BSE	140,838	51,218	14,297	206,353
BFY	54,198	18,416	5,882	78,496
BHV	32,838	11,463	3,688	47,989

For the six months ended February 29, 2020, the following table is a summary of each fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts	(a)	Liability for TOB Trust Certificates	(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BZM	$5,986,672		$2,999,064		1.18% — 1.20%	$2,999,064	1.81%
MHE	5,172,514		3,136,631		1.18% — 1.21%	3,136,631	1.77
MHN	113,304,588		58,942,870		1.17% — 1.30%	57,911,069	1.78
BQH	16,283,363		8,628,425		1.16% — 1.30%	8,386,951	1.76
BSE	44,508,554		23,702,391		1.16% — 1.30%	23,184,946	1.79
BFY	18,011,581		9,400,357		1.16% — 1.23%	8,980,129	1.76
BHV	10,727,167		5,396,436		1.18% — 1.21%	5,396,436	1.79

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trust, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Trust, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, a fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at February 29, 2020, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at February 29, 2020.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

74	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, each Trust, except for MHE and MHN, pays the Manager a monthly fee at an annual rate equal to a percentage of each Trust’s average weekly managed assets. For such services, MHE and MHN each pays the Manager a monthly fee at an annual rate equal to a percentage of each Trust’s average daily net assets. The Trusts pay their respective fees based on the following annual rates:

	BZM	MHE	MHN	BQH	BSE	BFY	BHV
Investment advisory fees	0.65%	0.50%	0.55%	0.65%	0.55%	0.55%	0.65%

For purposes of calculating these fees, “net assets” mean the total assets of the Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s NAV. For purposes of calculating these fees, “managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

Expense Limitations, Waivers and Reimbursements: With respect to BZM, BQH and BHV, the Manager voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other trust expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Trust’s business (“expense limitation”). The expense limitations as a percentage of average weekly managed assets are as follows:

	BZM	BQH	BHV
Fee Waived	0.05%	0.10%	0.13%

This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 29, 2020, the fees waived were as follows:

	BZM	BQH	BHV
Amounts Waived	$12,744	$37,863	$27,062

The Manager, for MHN, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 29, 2020, the fees waived were $130,208.

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. Prior to December 1, 2019, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 29, 2020, the amounts waived were as follows:

	BZM	MHE	MHN	BQH	BSE	BFY	BHV
Amounts Waived	$402	$429	$355	$49	$21	$111	$233

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2020. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of a Trust’s Independent Trustees. For the six months ended February 29, 2020, there were no fees waived by the Manager.

Trustees and Officers: Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding short-term securities, were as follows:

	BZM	MHE	MHN	BQH	BSE	BFY	BHV
Purchases	$1,702,513	$5,327,474	$27,747,516	$7,519,324	$11,014,341	$9,518,433	$3,767,815
Sales	1,812,890	5,920,000	20,151,274	7,860,552	8,326,831	7,818,077	3,133,438

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2019. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of August 31, 2019, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

BZM	MHE	MHN	BQH	BSE	BFY	BHV
$393,910	$556,044	$21,121,810	$1,479,569	$2,664,149	$2,262,685	$684,230

As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	BZM	MHE	MHN	BQH	BSE	BFY	BHV
Tax Cost	$44,794,546	$46,711,720	$651,608,073	$59,333,948	$127,192,732	$112,190,011	$33,498,723

Gross unrealized appreciation	$3,955,009	$5,436,186	$75,361,523	$8,917,664	$15,289,593	$13,484,889	$3,309,355
Gross unrealized depreciation	(46,575)	(57,958)	(953,737)	(92,922)	(258,738)	(195,369)	(36,025)

Net unrealized appreciation	$3,908,434	$5,378,228	$74,407,786	$8,824,742	$15,030,855	$13,289,520	$3,273,330

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a Trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on each Trust and its investments.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

A Trust structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Trusts’ investments in the TOB Trusts may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Trusts, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

76	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s net asset value and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. This may subject each Trust to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Trust’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, BZM and BHV invested a significant portion of their assets in securities in the health sector. MHE invested a significant portion of their assets in securities in the education sector. MHN and BHV invested a significant portion of their assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

Certain Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10.	CAPITAL SHARE TRANSACTIONS

Each Trust, except for MHN, is authorized to issue an unlimited number of Shares, all of which were initially classified as Common Shares. MHN is authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Trust’s Common Shares is $0.001, except for MHE and MHN, which is $0.01 and $0.10, respectively. The par value for each Trust’s Preferred Shares outstanding is $0.001, except for MHE and MHN, which is $0.01 and $0.10, respectively. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	BZM	BHV
Six Months Ended February 29, 2020	488	924
Year Ended August 31, 2019	425	2,473

For the six months ended February 29, 2020 and year ended August 31, 2019, shares issued and outstanding remained constant for MHN, BQH, MHE, BFY and BSE.

The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2018 through November 30, 2019, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2018, subject to certain conditions. From December 1, 2019 through November 30, 2020, each Trust may repurchase up to 5% of its outstanding common

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements  (unaudited) (continued)

shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2019, subject to certain conditions. There is no assurance that the Trusts will purchase shares in any particular amounts. For the six months ended February 29, 2020, the Trusts did not repurchase any shares.

Preferred Shares

A Trust’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the its outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

BZM, MHE, MHN, BQH, BSE, BFY and BHV (for purposes of this section, a “VRDP Trust”), have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BZM	06/14/12	160	$16,000,000	07/01/42
MHE	06/14/12	185	18,500,000	07/01/42
MHN	06/30/11	2,436	243,600,000	07/01/41
BQH	11/29/12	221	22,100,000	10/01/41
BSE	11/29/12	405	40,500,000	10/01/41
BFY	11/29/12	444	44,400,000	10/01/41
BHV	06/14/12	116	11,600,000	07/01/42

Redemption Terms: A VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, a VRDP Trust is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Trust. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Trust and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:

	BZM	MHE	MHN	BQH	BSE	BFY	BHV
Expiration Date	07/03/20	07/02/20	04/15/21	04/15/21	04/15/21	04/15/21	07/03/20

The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Trust is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Trust will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: A VRDP Trust may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), a VRDP Trust may incur nominal or no remarketing fees.

78	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Ratings: As of period end, the VRDP Shares were assigned the following ratings:

	Moody’s Long-term Rating	Fitch Long-term Rating	Moody’s Short-term Rating	Fitch Short-term Rating
BZM	Aa2	AAA	P1	F1
MHE	Aa2	AAA	N/A	N/A
MHN	Aa2	AAA	N/A	N/A
BQH	Aa2	AAA	N/A	N/A
BSE	Aa2	AAA	N/A	N/A
BFY	Aa2	AAA	N/A	N/A
BHV	Aa2	AAA	P1	F1

Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and Fitch. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: A VRDP Trust may commence a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn.

As of six months ended February 29, 2020, the following VRDP Trusts have commenced or are set to commence a special rate period:

	Commencement Date	Termination Date
MHE	06/14/2012	06/17/2020
BQH	10/22/2015	04/15/2021
BSE	10/22/2015	04/15/2021
BFY	10/22/2015	04/15/2021
MHN	04/17/2014	04/15/2021

Prior to the expiration date, the VRDP Trust and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Trust on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Trust is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Trust will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Trust will pay nominal or no fees to the liquidity provider and remarketing agent.

If BZM, MHE or BHV redeems its VRDP Shares prior to end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.

For the six months ended February 29, 2020, the annualized dividend rate for the VRDP Shares were as follows:

	BZM	MHE	MHN	BQH	BSE	BFY	BHV
Rate	1.31%	1.91%	2.04%	2.02%	2.02%	2.02%	1.31%

For the six months ended February 29, 2020, VRDP Shares issued and outstanding of each Trust remained constant.

Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Trust to the liquidity provider which, if any, were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (unaudited) (continued)

offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

	Dividends Accrued	Deferred Offering Costs Amortization
BZM	$105,077	$1,514
MHE	176,768	3,899
MHN	2,483,627	7,700
BQH	223,328	2,909
BSE	409,266	3,116
BFY	448,677	3,157
BHV	76,181	1,289

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts declared and paid distributions to Common Shareholders and Preferred Shareholders as follows:

	Common Dividend Per Share		Preferred Shares (c)
	Paid (a)	Declared (b)	Shares	Series	Declared
BZM	$0.039500	$0.039500	VRDP	W-7	$43,694
MHE	0.040000	0.040000	VRDP	W-7	54,898
MHN	0.044500	0.044500	VRDP	W-7	746,907
BQH	0.048000	0.048000	VRDP	W-7	27,394
BSE	0.040500	0.040500	VRDP	W-7	50,202
BFY	0.050500	0.050500	VRDP	W-7	55,036
BHV	0.045500	0.045500	VRDP	W-7	31,678

(a)	Net investment income dividend paid on April 1, 2020 to Common Shareholders of record on March 16, 2020.
(b)	Net investment income dividend declared on April 1, 2020, payable to Common Shareholders of record on April 15, 2020.
(c)	Dividends declared for period March 1, 2020 to March 31, 2020.

80	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Trustee

Karen P. Robards, Co-Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective February 19, 2020, Henry Gabbay resigned as a Trustee of the Trusts.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

VRDP Tender and Paying Agent

The Bank of New York Mellon

New York, NY 10289

VRDP Remarketing Agent

Citigroup Global Markets, Inc.(a)

New York, NY 10179

BofA Securities, Inc.(b)

New York, NY 10036

Wells Fargo Securities, LLC(c)

Charlotte, NC 28202

VRDP Liquidity Providers

Citibank, N.A.(a)

New York, NY 10179

BofA Securities, Inc.(b)

New York, NY 10036

Wells Fargo Bank, N.A.(c)

San Francisco, CA 94104

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

(a)	For BZM and BHV.
(b)	For MHN, BQH, BSE and BFY.
(c)	For MHE.

TRUSTEE AND OFFICER INFORMATION	81

Additional Information

Trust Certification

The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Effective March 24, 2020, MHN may enter into reverse repurchase agreements. The use of reverse repurchase agreements may generate taxable income for MHN and may increase the amount of ordinary income distributions paid to shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Trusts’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at sec.gov.

82	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	83

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GO	General Obligation Bonds

HDA	Housing Development Authority

HFA	Housing Finance Agency

HRB	Housing Revenue Bonds

IDA	Industrial Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

S&P	Standard & Poor’s

84	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-STMUNI-8-2/20-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments

(a)The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b)Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

(a)Not Applicable to this semi-annual report.

(b)As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule

30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto

2

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Massachusetts Tax-Exempt Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Massachusetts Tax-Exempt Trust

Date: May 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Massachusetts Tax-Exempt Trust

Date: May 4, 2020

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Massachusetts Tax-Exempt Trust

Date: May 4, 2020

4